UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1018


                          Dreyfus Founders Funds, Inc.
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)


           210 University Boulevard, Suite 800, Denver, Colorado 80206
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                         Kenneth R. Christoffersen, Esq.
           210 University Boulevard, Suite 800, Denver, Colorado 80206
         ---------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-394-4404

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

                         Dreyfus Founders Balanced Fund
                            Statement of Investments
                         September 30, 2005 (unaudited)


Shares                                                                                                  Market Value
-----------------------------------------------------------------------------------------------------------------------
Common Stocks (Domestic) - 58.8%
Aerospace & Defense - 1.1%
13,400                                              Boeing Company                                             $910,540
                                                                                                         --------------
Apparel Retail - 0.3%
11,000                                              American Eagle Outfitters, Inc.                             258,830
                                                                                                         --------------
Asset Management & Custody Banks - 0.4%
6,800                                               Northern Trust Corporation                                  343,740
                                                                                                         --------------
Biotechnology - 2.3%
7,900                                               Amgen, Inc.*                                                629,393
6,600                                               Genentech, Inc.*                                            555,786
20,700                                              MedImmune, Inc.*                                            696,555
                                                                                                         --------------
                                                                                                              1,881,734
                                                                                                         --------------
Broadcasting & Cable TV - 2.9%
20,900                                              Clear Channel Communications, Inc.                          687,401
33,300                                              Comcast Corporation Special Class A*                        958,374
24,300                                              EchoStar Communications Corporation                         718,551
                                                                                                         --------------
                                                                                                              2,364,326
                                                                                                         --------------
Computer & Electronics Retail - 0.5%
8,550                                               Best Buy Company, Inc.                                      372,182
                                                                                                         --------------
Computer Hardware - 1.7%
10,900                                              Apple Computer, Inc.*                                       584,349
9,900                                               International Business Machines Corporation                 794,178
                                                                                                         --------------
                                                                                                              1,378,527
                                                                                                         --------------
Computer Storage & Peripherals - 0.9%
56,800                                              EMC Corporation*                                            734,992
                                                                                                         --------------
Construction Materials - 1.1%
13,500                                              Lafarge North America, Inc.                                 912,735
                                                                                                         --------------
Diversified Banks - 0.8%
10,200                                              Wells Fargo & Company                                       597,414
                                                                                                         --------------
Food Retail - 1.0%
30,000                                              Safeway, Inc.                                               768,000
                                                                                                         --------------
General Merchandise Stores - 1.2%
25,000                                              Dollar General Corporation                                  458,500
10,400                                              Target Corporation                                          540,072
                                                                                                         --------------
                                                                                                                998,572
                                                                                                         --------------
Healthcare Equipment - 2.9%
6,000                                               Guidant Corporation                                         413,340
7,900                                               INAMED Corporation*                                         597,872
7,700                                               Varian Medical Systems, Inc.*                               304,227
24,000                                              Waters Corporation*                                         998,400
                                                                                                         --------------
                                                                                                              2,313,839
                                                                                                         --------------
Healthcare Services - 0.7%
10,900                                              Quest Diagnostics, Inc.                                     550,886
                                                                                                         --------------
Home Entertainment Software - 0.4%
5,400                                               Electronic Arts, Inc.*                                      307,206
                                                                                                         --------------
Home Improvement Retail - 0.7%
15,100                                              Home Depot, Inc.                                            575,914
                                                                                                         --------------
Household Products - 2.5%
4,300                                               Clorox Company                                              238,822
33,250                                              Colgate-Palmolive Company                                 1,755,268
                                                                                                         --------------
                                                                                                              1,994,090
                                                                                                         --------------
Industrial Conglomerates - 1.0%
24,300                                              General Electric Company                                    818,181
                                                                                                         --------------
Integrated Oil & Gas - 1.2%
14,600                                              ExxonMobil Corporation                                      927,684
                                                                                                         --------------
Integrated Telecommunication Services - 1.0%
7,100                                               Alltel Corporation                                          462,281
15,800                                              Sprint Nextel Corporation                                   375,724
                                                                                                         --------------
                                                                                                                838,005
                                                                                                         --------------
Internet Software & Services - 0.5%
12,100                                              Yahoo!, Inc.*                                               409,464
                                                                                                         --------------
Investment Banking & Brokerage - 1.0%
3,400                                               Goldman Sachs Group, Inc.                                   413,372
6,700                                               Morgan Stanley                                              361,398
                                                                                                         --------------
                                                                                                                774,770
                                                                                                         --------------
Leisure Facilities - 0.4%
6,700                                               Royal Caribbean Cruises Limited                             289,440
                                                                                                         --------------
Life & Health Insurance - 0.0%
100                                                 Aflac, Inc.                                                   4,530
                                                                                                         --------------
Metal & Glass Containers - 1.3%
28,400                                              Ball Corporation                                          1,043,416
                                                                                                         --------------
Movies & Entertainment - 5.7%
5,900                                               DreamWorks Animation SKG, Inc.*                             163,194
9,100                                               Pixar, Inc.*                                                405,041
106,000                                             Regal Entertainment Group Class A                         2,124,240
55,300                                              Time Warner, Inc.                                         1,001,483
25,600                                              Viacom, Inc. Class B                                        845,056
                                                                                                         --------------
                                                                                                              4,539,014
                                                                                                         --------------
Oil & Gas Exploration & Production - 1.4%
8,300                                               Apache Corporation                                          624,326
11,300                                              Noble Energy, Inc.                                          529,970
                                                                                                         --------------
                                                                                                              1,154,296
                                                                                                         --------------
Other Diversified Financial Services - 0.8%
19,000                                              JPMorgan Chase & Company                                    644,670
                                                                                                         --------------
Personal Products - 1.1%
14,600                                              Gillette Company                                            849,720
                                                                                                         --------------
Pharmaceuticals - 5.9%
24,200                                              Abbott Laboratories                                       1,026,080
37,100                                              Angiotech Pharmaceuticals, Inc.*                            520,142
15,900                                              Eli Lilly and Company                                       850,968
37,500                                              MGI Pharma, Inc.*                                           874,125
29,875                                              Pfizer, Inc.                                                745,979
16,000                                              Wyeth                                                       740,320
                                                                                                         --------------
                                                                                                              4,757,614
                                                                                                         --------------
Railroads - 1.1%
12,600                                              Union Pacific Corporation                                   903,420
                                                                                                         --------------
Semiconductor Equipment - 0.8%
22,200                                              Lam Research Corporation*                                   676,434
                                                                                                         --------------
Semiconductors - 5.2%
24,700                                              Linear Technology Corporation                               928,473
19,100                                              Maxim Integrated Products, Inc.                             814,615
61,100                                              Micron Technology, Inc.*                                    812,630
59,100                                              Xilinx, Inc.                                              1,645,935
                                                                                                         --------------
                                                                                                              4,201,653
                                                                                                         --------------
Specialty Chemicals - 0.9%
11,100                                              Sigma-Aldrich Corporation                                   711,066
                                                                                                         --------------
Specialty Stores - 1.3%
16,100                                              PetSmart, Inc.                                              350,658
17,400                                              Tiffany & Company                                           691,998
                                                                                                         --------------
                                                                                                              1,042,656
                                                                                                         --------------
Systems Software - 5.3%
19,000                                              Adobe Systems, Inc.                                         567,150
94,700                                              Microsoft Corporation                                     2,436,631
37,200                                              Symantec Corporation*                                       842,952
49,300                                              TIBCO Software, Inc.*                                       412,148
                                                                                                         --------------
                                                                                                              4,258,881
                                                                                                         --------------
Thrifts & Mortgage Finance - 0.9%
17,100                                              The PMI Group, Inc.                                         681,777
                                                                                                         --------------
Trading Companies & Distributors - 0.6%
7,700                                               W.W. Grainger, Inc.                                         484,484
                                                                                                         --------------

Total Common Stocks (Domestic)                                                                               47,274,702
(Cost - $44,345,082)                                                                                     --------------

Common Stocks (Foreign) - 3.2%
Investment Banking & Brokerage - 0.7%
21,125                                              Lazard Limited Class A (BD)                                 534,463
                                                                                                         --------------
Semiconductor Equipment - 1.0%
49,425                                              ASM Lithography Holding NV NY Shares (NE)*                  816,007
                                                                                                         --------------
Semiconductors - 1.5%
59,150                                              ATI Technologies, Inc. (CA)*                                824,551
8,500                                               Marvell Technology Group Limited (BD)*                      391,935
                                                                                                         --------------
                                                                                                              1,216,486
                                                                                                         --------------

Total Common Stocks (Foreign)                                                                                 2,566,956
(Cost - $2,371,769)                                                                                      --------------

Principal Amount                                                                                        Market Value
-----------------------------------------------------------------------------------------------------------------------
Corporate Bonds (Domestic) - 8.4%
Automobile Manufacturers - 1.3%
$1,000,000                                          Toyota Motor Credit Corporation 5.65% 1/15/07            $1,011,220
                                                                                                         --------------
Diversified Banks - 2.2%
1,540,000                                           Washington Mutual, Inc. 8.25% 4/1/10                      1,728,173
                                                                                                         --------------
General Merchandise Stores - 1.0%
750,000                                             Target Corporation 5.875% 3/1/12                            794,108
                                                                                                         --------------
Household Products - 2.0%
1,500,000                                           Colgate-Palmolive Company 5.98% 4/25/12                   1,599,270
                                                                                                         --------------
Pharmaceuticals - 1.9%
1,500,000                                           Abbott Laboratories 5.625% 7/1/06                         1,514,295
                                                                                                         --------------

Total Corporate Bonds (Domestic)                                                                              6,647,066
(Cost - $6,444,517)                                                                                      --------------

U.S. Government Obligations - 22.0%
Agency Pass Through - 2.5%
1,910,672                                           U.S. Small Business Administration                        2,021,778
                                                    Series 10-A 6.64% 2/1/11                             --------------

Government Sponsored Enterprises - 10.5%
                                                    Federal Farm Credit Bank:
1,040,000                                           4.26% 9/30/10                                             1,026,667
700,000                                             4.70% 12/10/14                                              703,087
800,000                                             Federal Home Loan Bank 4.50% 11/15/12                       794,376
                                                    Federal Home Loan Mortgage Corporation:
1,000,000                                           4.125% 7/12/10                                              983,630
800,000                                             4.875% 11/15/13                                             812,960
900,000                                             5.125% 7/15/12                                              926,064
                                                    Federal National Mortgage Association:
700,000                                             5.00% 4/6/10                                                699,734
800,000                                             5.375% 11/15/11                                             833,280
                                                    Tennessee Valley Authority:
800,000                                             5.375% 11/13/08                                             821,696
800,000                                             5.625% 1/18/11                                              839,408
                                                                                                         --------------
                                                                                                              8,440,902
                                                                                                         --------------
Mortgage-Backed Securities:  GNMA/Guaranteed - 1.6%
1,215,884                                           Government National Mortgage Association 6.00%            1,245,649
                                                    1/15/33 Pool #563709                                 --------------
U.S.  Treasury Bonds - 1.3%
1,000,000                                           U.S. Treasury Note 4.375% 8/15/12                         1,005,900
                                                                                                         --------------
U.S.  Treasury Notes - 6.1%
1,191,280                                           U.S. Treasury Inflation Index Note 3.875% 1/15/09         1,292,980
                                                    U.S. Treasury Note:
900,000                                             4.25% 8/15/14                                               894,375
800,000                                             5.00% 2/15/11                                               829,472
900,000                                             5.00% 8/15/11                                               935,190
900,000                                             5.75% 8/15/10                                               959,868
                                                                                                         --------------
                                                                                                              4,911,885
                                                                                                         --------------

Total U.S. Government Obligations                                                                            17,626,114
(Cost - $17,655,268)                                                                                     --------------

Government Bonds (Foreign) - 3.8%
Government Securities - 3.8%
CAD 3,535,000                                       Province of Quebec 6.50% 12/1/05 (CA)                     3,057,615
                                                                                                         --------------

Total Government Bonds (Foreign)                                                                              3,057,615
(Cost - $2,338,180)                                                                                      --------------

Principal Amount                                                                                        Amortized Cost
-----------------------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 5.0%
Diversified Banks - 3.0%
$2,400,000                                          HSBC Finance Corporation 3.73% 10/3/05                   $2,399,503
                                                                                                         --------------
Other Diversified Financial Services - 2.0%
1,600,000                                           Morgan Stanley 3.91% 10/3/05                              1,599,652
                                                                                                         --------------

Total Corporate Short-Term Notes                                                                              3,999,155
(Amortized Cost - $3,999,155)                                                                            --------------


Total Investments - 101.2%                                                                                   81,171,608
(Total Cost - $77,153,971)
Other Assets and Liabilities - (1.2%)                                                                         (999,250)
                                                                                                         --------------
Net Assets - 100.0%                                                                                         $80,172,358
                                                                                                         ==============

NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

BD-Bermuda
CA-Canada
NE-Netherlands

Federal Tax Information
-----------------------
At September 30, 2005, the federal tax cost of the Fund's investments was $77,640,722. The gross tax appreciation was $4,444,119 and the gross tax depreciation was $913,233, resulting in net tax appreciation of $3,530,886.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

                         Dreyfus Founders Discovery Fund
                            Statement of Investments
                         September 30, 2005 (unaudited)


Shares                                                                                 Market Value
------------------------------------------------------------------------------------------------------
Common Stocks (Domestic) - 93.6%
Air Freight & Logistics - 4.6%
344,972                                             Hub Group, Inc. Class A*               $12,663,918
149,540                                             UTI Worldwide, Inc.                     11,619,258
                                                                                        --------------
                                                                                            24,283,176
                                                                                        --------------
Apparel Retail - 1.3%
177,125                                             Hot Topic, Inc.*                         2,720,640
190,525                                             Pacific Sunwear of California, Inc.      4,084,856
                                                                                        --------------
                                                                                             6,805,496
                                                                                        --------------
Application Software - 3.1%
1,251,661                                           Epicor Software Corporation*            16,271,593
                                                                                        --------------
Asset Management & Custody Banks - 2.0%
148,225                                             Affiliated Managers Group, Inc.*        10,734,455
                                                                                        --------------
Automotive Retail - 1.3%
452,712                                             CSK Auto Corporation*                    6,736,355
                                                                                        --------------
Biotechnology - 1.4%
429,375                                             Alkermes, Inc.*                          7,213,500
                                                                                        --------------
Building Products - 1.1%
136,750                                             NCI Building Systems Systems, Inc.*      5,578,033
                                                                                        --------------
Casinos & Gaming - 4.5%
115,450                                             Scientific Games Corporation*            3,578,950
705,575                                             WMS Industries, Inc.*                   19,847,825
                                                                                        --------------
                                                                                            23,426,775
                                                                                        --------------
Communications Equipment - 0.8%
374,400                                             Arris Group, Inc.*                       4,440,384
                                                                                        --------------
Computer Storage & Peripherals - 0.8%
1,029,275                                           Brocade Communications Systems, Inc      4,199,442
                                                                                        --------------
Construction & Engineering - 1.0%
173,325                                             Foster Wheeler Limited*                  5,354,009
                                                                                        --------------
Diversified Metals & Mining - 1.7%
296,600                                             Alpha Natural Resources, Inc.*           8,909,864
                                                                                        --------------
Education Services - 3.9%
322,860                                             Education Management Corporation*       10,409,006
289,700                                             Universal Technical Institute, Inc.     10,316,217
                                                                                        --------------
                                                                                            20,725,223
                                                                                        --------------
Electronic Equipment Manufacturers - 2.6%
1,463,090                                           Aeroflex, Inc.*                         13,694,522
                                                                                        --------------
General Merchandise Stores - 1.1%
214,970                                             Tuesday Morning Corporation              5,561,274
                                                                                        --------------
Gold - 0.8%
184,200                                             Glamis Gold Limited*                     4,070,820
                                                                                        --------------
Healthcare Equipment - 4.8%
612,764                                             I-Flow Corporation*                      8,400,994
46,361                                              Integra LifeSciences Holdings*           1,773,772
213,475                                             Kyphon, Inc.*                            9,380,092
221,225                                             Wright Medical Group, Inc.*              5,459,833
                                                                                        --------------
                                                                                            25,014,691
                                                                                        --------------
Healthcare Supplies - 2.6%
433,322                                             ev3, Inc.*                               8,124,788
112,375                                             Gen-Probe, Inc.*                         5,556,944
                                                                                        --------------
                                                                                            13,681,732
                                                                                        --------------
Home Furnishings - 0.4%
166,995                                             Tempur-Pedic International, Inc.*        1,977,221
                                                                                        --------------
Hotels, Resorts & Cruise Lines - 2.6%
281,315                                             Gaylord Entertainment Company*          13,404,660
                                                                                        --------------
Human Resource & Employment Services - 2.2%
380,650                                             Resources Connection, Inc.*             11,278,660
                                                                                        --------------
Internet Software & Services - 7.7%
458,668                                             Digital River, Inc.*                    15,984,580
997,327                                             Digitas, Inc.*                          11,329,635
253,150                                             Websense, Inc.*                         12,963,812
                                                                                        --------------
                                                                                            40,278,027
                                                                                        --------------
IT Consulting & Other Services - 1.2%
347,723                                             Kanbay International, Inc.*              6,537,192
                                                                                        --------------
Leisure Facilities - 1.1%
178,000                                             Life Time Fitness, Inc.*                 5,898,920
                                                                                        --------------
Leisure Products - 1.6%
459,317                                             Marvel Entertainment, Inc.*              8,207,995
                                                                                        --------------
Multi-Line Insurance - 1.1%
209,612                                             HCC Insurance Holdings, Inc.             5,980,230
                                                                                        --------------
Oil & Gas Drilling - 3.2%
467,875                                             Patterson-UTI Energy, Inc.              16,880,930
                                                                                        --------------
Oil & Gas Equipment & Services - 3.5%
344,175                                             Grant Prideco, Inc.*                    13,990,714
201,075                                             Superior Energy Services, Inc.*          4,642,822
                                                                                        --------------
                                                                                            18,633,536
                                                                                        --------------
Oil & Gas Exploration & Production - 3.0%
386,425                                             KFx, Inc.*                               6,615,596
194,500                                             Quicksilver Resources, Inc.*             9,295,155
                                                                                        --------------
                                                                                            15,910,751
                                                                                        --------------
Pharmaceuticals - 8.0%
355,850                                             Endo Pharmaceuticals Holdings, Inc.      9,490,520
589,417                                             Impax Laboratories, Inc.*                7,149,628
366,472                                             Inspire Pharmaceuticals, Inc.*           2,785,187
478,675                                             MGI Pharma, Inc.*                       11,157,914
532,531                                             Salix Pharmaceuticals Limited*          11,316,284
                                                                                        --------------
                                                                                            41,899,533
                                                                                        --------------
Restaurants - 1.9%
217,244                                             Red Robin Gourmet Burgers, Inc.*         9,958,465
                                                                                        --------------
Semiconductor Equipment - 1.7%
799,905                                             Entegris, Inc.*                          9,038,927
                                                                                        --------------
Semiconductors - 3.4%
299,200                                             Intersil Corporation Class A             6,516,576
951,300                                             RF Micro Devices, Inc.*                  5,374,845
188,150                                             Trident Microsystems, Inc.*              5,985,052
                                                                                        --------------
                                                                                            17,876,473
                                                                                        --------------
Specialty Stores - 2.5%
241,325                                             Guitar Center, Inc.*                    13,323,553
                                                                                        --------------
Systems Software - 1.7%
465,625                                             Macrovision Corporation*                 8,893,438
                                                                                        --------------
Thrifts & Mortgage Finance - 1.4%
510,075                                             NewAlliance Bancshares, Inc.             7,467,498
                                                                                        --------------
Trading Companies & Distributors - 3.5%
557,454                                             Hughes Supply, Inc.                     18,173,000
                                                                                        --------------
Trucking - 1.3%
200,175                                             J.B. Hunt Transport Services, Inc.       3,805,327
97,525                                              Old Dominion Freight Line, Inc.*         3,266,112
                                                                                        --------------
                                                                                             7,071,439
                                                                                        --------------
Wireless Telecommunication Services - 1.2%
295,795                                             JAMDAT Mobile, Inc.*                     6,211,695
                                                                                        --------------

Total Common Stocks (Domestic)                                                             491,603,487
(Cost - $444,410,000)                                                                   --------------

Common Stocks (Foreign) - 3.3%
Hotels, Resorts & Cruise Lines - 1.4%
132,200                                             Kerzner International Limited (BA)*      7,343,710
                                                                                        --------------
Marine - 1.9%
255,100                                             Diana Shipping, Inc. (GR)                4,209,150
342,468                                             Dryships, Inc. (GR)                      5,900,724
                                                                                        --------------
                                                                                            10,109,874
                                                                                        --------------

Total Common Stocks (Foreign)                                                               17,453,584
(Cost - $19,084,149)                                                                    --------------

Principal Amount                                                                       Amortized Cost
------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 3.4%
Other Diversified Financial Services - 3.4%
$18,100,000                                         Morgan Stanley 3.91% 10/3/05           $18,096,068
                                                                                        --------------

Total Corporate Short-Term Notes                                                            18,096,068
(Amortized Cost - $18,096,068)                                                          --------------


Total Investments - 100.3%                                                                 527,153,139
(Total Cost - $481,590,217)
Other Assets and Liabilities - (0.3%)                                                      (1,546,172)
                                                                                        --------------
Net Assets - 100.0%                                                                       $525,606,967
                                                                                        ==============

NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

BA-Bahamas
GR-Greece

Federal Tax Information
-----------------------
At September 30, 2005, the federal tax cost of the Fund's investments was $484,036,570. The gross tax appreciation was $58,839,042 and the gross tax depreciation was $15,722,473, resulting in net tax appreciation of $43,116,569.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

                       Dreyfus Founders Equity Growth Fund
                            Statement of Investments
                         September 30, 2005 (unaudited)

Shares                                                                                      Market Value
-----------------------------------------------------------------------------------------------------------
Common Stocks (Domestic) - 89.9%
Airlines - 0.8%
164,700                                             AMR Corporation*                             $1,841,339
                                                                                             --------------
Apparel Retail - 0.6%
50,775                                              American Eagle Outfitters, Inc.               1,194,736
                                                                                             --------------
Application Software - 1.4%
67,725                                              Autodesk, Inc.                                3,145,149
                                                                                             --------------
Asset Management & Custody Banks - 1.6%
49,700                                              Northern Trust Corporation                    2,512,335
19,925                                              State Street Corporation                        974,731
                                                                                             --------------
                                                                                                  3,487,066
                                                                                             --------------
Biotechnology - 3.4%
37,525                                              Amgen, Inc.*                                  2,989,617
18,450                                              Genentech, Inc.*                              1,553,675
15,300                                              Genzyme Corporation*                          1,096,092
51,375                                              MedImmune, Inc.*                              1,728,769
                                                                                             --------------
                                                                                                  7,368,153
                                                                                             --------------
Broadcasting & Cable TV - 3.8%
54,782                                              Clear Channel Communications, Inc.            1,801,780
152,750                                             Comcast Corporation Special Class A*          4,396,145
49,300                                              EchoStar Communications Corporation           1,457,801
20,925                                              XM Satellite Radio Holdings, Inc. Class A*      751,417
                                                                                             --------------
                                                                                                  8,407,143
                                                                                             --------------
Casinos & Gaming - 0.8%
17,175                                              Harrah's Entertainment, Inc.                  1,119,638
24,825                                              International Game Technology                   670,275
                                                                                             --------------
                                                                                                  1,789,913
                                                                                             --------------
Communications Equipment - 1.9%
90,288                                              Cisco Systems, Inc.*                          1,618,864
89,875                                              Motorola, Inc.                                1,985,339
14,000                                              QUALCOMM, Inc.                                  626,500
                                                                                             --------------
                                                                                                  4,230,703
                                                                                             --------------
Computer & Electronics Retail - 0.5%
23,750                                              Best Buy Company, Inc.                        1,033,838
                                                                                             --------------
Computer Hardware - 3.5%
52,800                                              Apple Computer, Inc.*                         2,830,608
60,850                                              International Business Machines Corporation   4,881,387
                                                                                             --------------
                                                                                                  7,711,995
                                                                                             --------------
Computer Storage & Peripherals - 2.0%
215,125                                             EMC Corporation*                              2,783,718
34,625                                              SanDisk Corporation*                          1,670,656
                                                                                             --------------
                                                                                                  4,454,374
                                                                                             --------------
Consumer Electronics - 0.7%
14,550                                              Harman International Industries, Inc.         1,488,029
                                                                                             --------------
Consumer Finance - 0.4%
17,525                                              SLM Corporation                                 940,041
                                                                                             --------------
Data Processing & Outsourced Services - 0.7%
37,650                                              Automatic Data Processing, Inc.               1,620,456
                                                                                             --------------
Department Stores - 0.8%
14,525                                              J.C. Penney Company, Inc.                       688,776
19,875                                              Kohl's Corporation*                             997,328
                                                                                             --------------
                                                                                                  1,686,104
                                                                                             --------------
Diversified Banks - 0.8%
30,500                                              Wells Fargo & Company                         1,786,385
                                                                                             --------------
Electrical Components & Equipment - 1.4%
42,500                                              Emerson Electric Company                      3,051,500
                                                                                             --------------
Electronic Equipment Manufacturers - 0.6%
36,525                                              Agilent Technologies, Inc.*                   1,196,194
                                                                                             --------------
Exchange Traded Funds - 4.9%
67,950                                              iShares Russell 1000 Growth Index Fund        3,381,872
72,275                                              Nasdaq 100 Index Tracking Stock               2,851,972
36,850                                              SPDR Trust Series 1                           4,528,128
                                                                                             --------------
                                                                                                 10,761,972
                                                                                             --------------
Food Retail - 1.5%
129,425                                             Safeway, Inc.                                 3,313,280
                                                                                             --------------
General Merchandise Stores - 1.7%
114,575                                             Dollar General Corporation                    2,101,306
30,625                                              Target Corporation                            1,590,356
                                                                                             --------------
                                                                                                  3,691,662
                                                                                             --------------
Healthcare Equipment - 0.7%
15,550                                              Medtronic, Inc.                                 833,791
15,850                                              Varian Medical Systems, Inc.*                   626,234
                                                                                             --------------
                                                                                                  1,460,025
                                                                                             --------------
Healthcare Services - 0.6%
24,675                                              Omnicare, Inc.                                1,387,475
                                                                                             --------------
Home Entertainment Software - 1.1%
43,825                                              Electronic Arts, Inc.*                        2,493,204
                                                                                             --------------
Home Improvement Retail - 0.7%
41,350                                              Home Depot, Inc.                              1,577,089
                                                                                             --------------
Hotels, Resorts & Cruise Lines - 1.0%
11,150                                              Carnival Corporation                            557,277
28,225                                              Starwood Hotels & Resorts Worldwide, Inc.     1,613,623
                                                                                             --------------
                                                                                                  2,170,900
                                                                                             --------------
Household Products - 3.0%
29,925                                              Clorox Company                                1,662,035
93,125                                              Colgate-Palmolive Company                     4,916,069
                                                                                             --------------
                                                                                                  6,578,104
                                                                                             --------------
Industrial Conglomerates - 3.0%
194,175                                             General Electric Company                      6,537,872
                                                                                             --------------
Integrated Oil & Gas - 1.5%
10,950                                              ConocoPhillips                                  765,515
39,816                                              ExxonMobil Corporation                        2,529,909
                                                                                             --------------
                                                                                                  3,295,424
                                                                                             --------------
Integrated Telecommunication Services - 1.1%
19,950                                              Alltel Corporation                            1,298,945
43,550                                              Sprint Nextel Corporation                     1,035,619
                                                                                             --------------
                                                                                                  2,334,564
                                                                                             --------------
Internet Retail - 0.3%
30,225                                              Expedia, Inc.*                                  598,757
                                                                                             --------------
Internet Software & Services - 1.1%
3,800                                               Google, Inc. Class A*                         1,202,548
36,025                                              Yahoo!, Inc.*                                 1,219,086
                                                                                             --------------
                                                                                                  2,421,634
                                                                                             --------------
Investment Banking & Brokerage - 1.4%
16,500                                              Goldman Sachs Group, Inc.                     2,006,070
17,875                                              Morgan Stanley                                  964,178
                                                                                             --------------
                                                                                                  2,970,248
                                                                                             --------------
Leisure Facilities - 0.5%
26,784                                              Royal Caribbean Cruises Limited               1,157,069
                                                                                             --------------
Life & Health Insurance - 0.0%
250                                                 Aflac, Inc.                                      11,325
                                                                                             --------------
Managed Healthcare - 0.6%
14,350                                              Aetna, Inc.                                   1,236,109
                                                                                             --------------
Movies & Entertainment - 5.2%
41,150                                              DreamWorks Animation SKG, Inc.*               1,138,209
24,900                                              Pixar, Inc.*                                  1,108,299
239,400                                             Time Warner, Inc.                             4,335,534
67,725                                              Viacom, Inc. Class B                          2,235,602
104,675                                             Walt Disney Company                           2,525,808
                                                                                             --------------
                                                                                                 11,343,452
                                                                                             --------------
Multi-Line Insurance - 0.4%
14,475                                              American International Group, Inc.              896,871
                                                                                             --------------
Other Diversified Financial Services - 0.8%
49,175                                              JPMorgan Chase & Company                      1,668,508
                                                                                             --------------
Personal Products - 1.8%
68,125                                              Gillette Company                              3,964,875
                                                                                             --------------
Pharmaceuticals - 6.8%
37,225                                              Abbott Laboratories                           1,578,340
15,575                                              Eli Lilly and Company                           833,574
70,900                                              Johnson & Johnson                             4,486,552
82,875                                              MGI Pharma, Inc.*                             1,931,816
83,392                                              Pfizer, Inc.                                  2,082,298
87,500                                              Wyeth                                         4,048,625
                                                                                             --------------
                                                                                                 14,961,205
                                                                                             --------------
Property & Casualty Insurance - 1.1%
41,400                                              Allstate Corporation                          2,289,006
                                                                                             --------------
Railroads - 1.8%
54,700                                              Union Pacific Corporation                     3,921,990
                                                                                             --------------
Semiconductor Equipment - 1.0%
15,350                                              KLA-Tencor Corporation                          748,466
44,875                                              Lam Research Corporation*                     1,367,341
                                                                                             --------------
                                                                                                  2,115,807
                                                                                             --------------
Semiconductors - 6.9%
47,275                                              Broadcom Corporation*                         2,217,670
66,828                                              Intel Corporation                             1,647,310
118,675                                             Linear Technology Corporation                 4,460,993
106,150                                             Maxim Integrated Products, Inc.               4,527,298
80,100                                              Xilinx, Inc.                                  2,230,785
                                                                                             --------------
                                                                                                 15,084,056
                                                                                             --------------
Soft Drinks - 1.2%
59,875                                              Coca-Cola Company                             2,586,001
                                                                                             --------------
Specialty Chemicals - 1.3%
45,450                                              Sigma-Aldrich Corporation                     2,911,527
                                                                                             --------------
Specialty Stores - 1.5%
20,225                                              Office Depot, Inc.*                             600,683
26,575                                              PetSmart, Inc.                                  578,804
51,025                                              Tiffany & Company                             2,029,264
                                                                                             --------------
                                                                                                  3,208,751
                                                                                             --------------
Steel - 0.5%
19,625                                              Nucor Corporation                             1,157,679
                                                                                             --------------
Systems Software - 7.4%
83,375                                              Adobe Systems, Inc.                           2,488,744
407,541                                             Microsoft Corporation                        10,486,030
65,275                                              Oracle Corporation*                             808,757
100,825                                             Symantec Corporation*                         2,284,695
                                                                                             --------------
                                                                                                 16,068,226
                                                                                             --------------
Thrifts & Mortgage Finance - 0.9%
47,075                                              The PMI Group, Inc.                           1,876,880
                                                                                             --------------
Trading Companies & Distributors - 0.9%
32,600                                              W.W. Grainger, Inc.                           2,051,192
                                                                                             --------------

Total Common Stocks (Domestic)                                                                  196,535,857
(Cost - $185,007,351)                                                                        --------------

Common Stocks (Foreign) - 4.5%
Application Software - 1.0%
52,175                                              SAP AG Sponsored ADR (GE)                     2,260,743
                                                                                             --------------
Auto Parts & Equipment - 0.3%
12,600                                              Autoliv, Inc. (SW)                              548,100
                                                                                             --------------
IT Consulting & Other Services - 1.6%
135,000                                             Accenture Limited Class A (BD)*               3,437,100
                                                                                             --------------
Semiconductor Equipment - 1.0%
133,900                                             ASM Lithography Holding NV NY Shares (NE)*    2,210,689
                                                                                             --------------
Semiconductors - 0.6%
35,425                                              ATI Technologies, Inc. (CA)*                    493,825
17,100                                              Marvell Technology Group Limited (BD)*          788,481
                                                                                             --------------
                                                                                                  1,282,306
                                                                                             --------------

Total Common Stocks (Foreign)                                                                     9,738,938
(Cost - $9,465,089)                                                                          --------------



Principal Amount                                                                            Amortized Cost
-----------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 6.1%
Diversified Banks - 4.4%
$9,700,000                                          HSBC Finance Corporation 3.73% 10/3/05       $9,697,990
                                                                                             --------------
Other Diversified Financial Services - 1.7%
3,800,000                                           Morgan Stanley 3.91% 10/3/05                  3,799,175
                                                                                             --------------

Total Corporate Short-Term Notes                                                                 13,497,165
(Amortized Cost - $13,497,165)                                                               --------------


Total Investments - 100.5%                                                                      219,771,960
(Total Cost - $207,969,605)
Other Assets and Liabilities - (0.5%)                                                           (1,096,037)
                                                                                             --------------
Net Assets - 100.0%                                                                            $218,675,923
                                                                                             ==============

NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

ADR - American Depositary Receipt
SPDR - Standard and Poor's Depositary Receipt
BD-Bermuda
CA-Canada
GE-Germany
NE-Netherlands
SW-Sweden

Federal Tax Information
-----------------------
At September 30, 2005, the federal tax cost of the Fund's investments was $210,473,695. The gross tax appreciation was $13,633,639 and the gross tax depreciation was $4,335,374, resulting in net tax appreciation of $9,298,265.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

                  Dreyfus Founders Government Securities Fund
                            Statement of Investments
                         September 30, 2005 (unaudited)


Principal Amount                                                                                         Market Value
---------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations - 85.1%
Agency Pass Through - 2.0%
$191,067                                   U.S. Small Business Administration Series 10-A 6.64% 2/1/11       $202,195
                                                                                                         ------------

Government Sponsored Enterprises - 49.2%
225,000                                    Federal Agricultural Mortgage Corporation 6.865% 8/10/09           243,817
                                           Federal Farm Credit Bank:
300,000                                    4.70% 12/10/14                                                     301,323
285,000                                    5.35% 6/16/14                                                      299,541
                                           Federal Home Loan Bank:
200,000                                    4.50% 11/15/12                                                     198,594
495,000                                    5.625% 2/15/08                                                     508,236
                                           Federal Home Loan Mortgage Corporation:
200,000                                    4.50% 1/15/15                                                      197,914
200,000                                    4.875% 11/15/13                                                    203,240
400,000                                    5.625% 3/15/11                                                     420,900
216,000                                    Federal Home Loan Mortgage Corporation Discount
                                           Note 3.61% 11/29/05                                                214,741
                                           Federal National Mortgage Association:
300,000                                    6.625% 10/15/07                                                    312,813
250,000                                    7.125% 6/15/10                                                     276,975
200,000                                    Federal National Mortgage Association Discount
                                           Note 3.332% 11/10/05                                               199,223
100,000                                    Sallie Mae 7.35% 8/1/10                                            112,066
                                           Tennessee Valley Authority:
500,000                                    4.75% 8/1/13                                                       505,245
500,000                                    5.375% 11/13/08                                                    513,560
350,000                                    7.125% 5/1/30                                                      458,784
                                                                                                         ------------
                                                                                                            4,966,972
                                                                                                         ------------
Mortgage-Backed Securities:  FHLMC/FNMA/Sponsored - 1.1%
11,053                                     Federal Home Loan Mortgage Corporation 7.50%
                                           11/1/29 Pool #C32819                                                11,727
                                           Federal National Mortgage Association:
24,547                                     6.50% 10/1/31 Pool #596063                                          25,306
67,171                                     7.00% 3/1/12 Pool #373543                                           70,202
                                                                                                         ------------
                                                                                                              107,235
                                                                                                         ------------
Mortgage-Backed Securities:  GNMA/Guaranteed - 2.4%
                                           Government National Mortgage Association:
144,552                                    6.00% 1/15/33 Pool #563709                                         148,091
90,086                                     6.50% 5/15/26 Pool #417388                                          93,957
                                                                                                         ------------
                                                                                                              242,048
                                                                                                         ------------
U.S.  Treasury Notes - 30.4%
                                           U.S. Treasury Inflation Index Note:
247,563                                    3.375% 1/15/12                                                     274,289
449,008                                    3.50% 1/15/11                                                      494,764
                                           U.S. Treasury Note:
250,000                                    4.25% 8/15/13                                                      249,140
200,000                                    4.25% 8/15/14                                                      198,750
300,000                                    4.25% 8/15/15                                                      298,125
200,000                                    5.00% 2/15/11                                                      207,368
200,000                                    5.00% 8/15/11                                                      207,820
400,000                                    6.00% 8/15/09                                                      425,392
500,000                                    6.25% 2/15/07                                                      514,120
200,000                                    7.00% 7/15/06                                                      204,376
                                                                                                         ------------
                                                                                                            3,074,144
                                                                                                         ------------

Total U.S. Government Obligations                                                                           8,592,594
(Cost - $8,456,994)                                                                                      ------------

Government Bonds (Foreign) - 5.2%
CAD 305,000                                Province of Quebec 6.50% 12/1/05 (CA)                              263,811
CAD 305,000                                Province of Saskatchewan 6.00% 6/1/06 (CA)                         267,154
                                                                                                              530,965
                                                                                                         ------------

Total Government Bonds (Foreign)                                                                              530,965
(Cost - $403,969)                                                                                        ------------

Corporate Bonds (Domestic) - 3.2%
Diversified Commercial &Professional Services - 3.2%
$300,000                                   Stanford University 6.16% 4/30/11                                  320,503
                                                                                                         ------------
Total Corporate Bonds (Domestic)                                                                              320,503
(Cost - $300,002)

Principal Amount                                                                                         Amortized Cost
---------------------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 3.9%
Other Diversified Financial Services - 3.9%
$400,000                                   Morgan Stanley 3.91% 10/3/05                                       399,913
                                                                                                         ------------

Total Corporate Short-Term Notes                                                                              399,913
(Amortized Cost - $399,913)                                                                              ------------

U.S. Agency Discount Notes - 1.1%
109,000                                    Federal Home Loan Bank 3.64% 10/3/05                              $108,978
                                                                                                         ------------

Total U.S. Agency Discount Notes                                                                              108,978
(Cost - $108,978)                                                                                        ------------

Total Investments - 98.5%                                                                                   9,952,953
(Total Cost - $9,669,856)
Other Assets and Liabilities - 1.5%                                                                           146,482
                                                                                                         ------------
Net Assets - 100.0%                                                                                       $10,099,435
                                                                                                         ============

NOTES TO STATEMENT OF INVESTMENTS

CA-Canada

Federal Tax Information
-----------------------
At  September  30,  2005,  the  federal tax cost of the Fund's  investments  was
$9,669,856.   The  gross  tax  appreciation  was  $364,234  and  the  gross  tax depreciation was $81,137, resulting in net tax appreciation of $283,097.

Security Valuations
-------------------
Debt securities held by Government Securities Fund with a remaining maturity greater than 60 days at the time of purchase are valued in accordance with the evaluated bid prices supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. Debt securities with a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. Premiums and discounts are amortized on all debt securities.

If market quotations are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

                          Dreyfus Founders Growth Fund
                            Statement of Investments
                         September 30, 2005 (unaudited)


Shares                                                                                 Market Value
---------------------------------------------------------------------------------------------------
Common Stocks (Domestic) - 90.6%
Airlines - 0.9%
281,325                                 AMR Corporation*                                 $3,145,201
                                                                                       ------------
Apparel Retail - 0.5%
84,150                                  American Eagle Outfitters, Inc.                   1,980,050
                                                                                       ------------
Application Software - 1.5%
119,675                                 Autodesk, Inc.                                    5,557,707
                                                                                       ------------
Asset Management & Custody Banks - 1.6%
84,725                                  Northern Trust Corporation                        4,282,849
34,050                                  State Street Corporation                          1,665,726
                                                                                       ------------
                                                                                          5,948,575
                                                                                       ------------
Biotechnology - 3.4%
63,925                                  Amgen, Inc.*                                      5,092,905
30,775                                  Genentech, Inc.*                                  2,591,563
26,100                                  Genzyme Corporation*                              1,869,804
89,650                                  MedImmune, Inc.*                                  3,016,723
                                                                                       ------------
                                                                                         12,570,995
                                                                                       ------------
Broadcasting & Cable TV - 3.9%
93,550                                  Clear Channel Communications, Inc.                3,076,860
258,508                                 Comcast Corporation Special Class A*              7,439,860
84,375                                  EchoStar Communications Corporation               2,494,969
35,700                                  XM Satellite Radio Holdings, Inc. Class A*        1,281,987
                                                                                       ------------
                                                                                         14,293,676
                                                                                       ------------
Casinos & Gaming - 0.8%
29,375                                  Harrah's Entertainment, Inc.                      1,914,956
41,550                                  International Game Technology                     1,121,850
                                                                                       ------------
                                                                                          3,036,806
                                                                                       ------------
Communications Equipment - 1.9%
152,980                                 Cisco Systems, Inc.*                              2,742,931
150,475                                 Motorola, Inc.                                    3,323,993
23,450                                  QUALCOMM, Inc.                                    1,049,388
                                                                                       ------------
                                                                                          7,116,312
                                                                                       ------------
Computer & Electronics Retail - 0.5%
39,562                                  Best Buy Company, Inc.                            1,722,134
                                                                                       ------------
Computer Hardware - 3.5%
89,475                                  Apple Computer, Inc.*                             4,796,755
103,600                                 International Business Machines Corporation       8,310,792
                                                                                       ------------
                                                                                         13,107,547
                                                                                       ------------
Computer Storage & Peripherals - 2.0%
358,400                                 EMC Corporation*                                  4,637,696
58,900                                  SanDisk Corporation*                              2,841,925
                                                                                       ------------
                                                                                          7,479,621
                                                                                       ------------
Consumer Electronics - 0.7%
24,775                                  Harman International Industries, Inc.             2,533,739
                                                                                       ------------
Consumer Finance - 0.4%
29,175                                  SLM Corporation                                   1,564,947
                                                                                       ------------
Data Processing & Outsourced Services - 0.7%
62,525                                  Automatic Data Processing, Inc.                   2,691,076
                                                                                       ------------
Department Stores - 0.8%
24,825                                  J.C. Penney Company, Inc.                         1,177,202
33,275                                  Kohl's Corporation*                               1,669,740
                                                                                       ------------
                                                                                          2,846,942
                                                                                       ------------
Diversified Banks - 0.8%
52,800                                  Wells Fargo & Company                             3,092,496
                                                                                       ------------
Electrical Components & Equipment - 1.4%
73,550                                  Emerson Electric Company                          5,280,890
                                                                                       ------------
Electronic Equipment Manufacturers - 0.5%
61,300                                  Agilent Technologies, Inc.*                       2,007,575
                                                                                       ------------
Exchange Traded Funds - 4.9%
113,825                                 iShares Russell 1000 Growth Index Fund            5,665,070
121,025                                 Nasdaq 100 Index Tracking Stock                   4,775,647
61,700                                  SPDR Trust Series 1                               7,581,696
                                                                                       ------------
                                                                                         18,022,413
                                                                                       ------------
Food Retail - 1.5%
215,475                                 Safeway, Inc.                                     5,516,160
                                                                                       ------------
General Merchandise Stores - 1.7%
191,950                                 Dollar General Corporation                        3,520,363
51,500                                  Target Corporation                                2,674,395
                                                                                       ------------
                                                                                          6,194,758
                                                                                       ------------
Healthcare Equipment - 0.7%
26,675                                  Medtronic, Inc.                                   1,430,314
27,025                                  Varian Medical Systems, Inc.*                     1,067,758
                                                                                       ------------
                                                                                          2,498,072
                                                                                       ------------
Healthcare Services - 0.6%
42,025                                  Omnicare, Inc.                                    2,363,066
                                                                                       ------------
Home Entertainment Software - 1.2%
74,925                                  Electronic Arts, Inc.*                            4,262,483
                                                                                       ------------
Home Improvement Retail - 0.7%
69,575                                  Home Depot, Inc.                                  2,653,591
                                                                                       ------------
Hotels, Resorts & Cruise Lines - 1.0%
18,550                                  Carnival Corporation                                927,129
48,075                                  Starwood Hotels & Resorts Worldwide, Inc.         2,748,448
                                                                                       ------------
                                                                                          3,675,577
                                                                                       ------------
Household Products - 3.0%
49,575                                  Clorox Company                                    2,753,396
158,550                                 Colgate-Palmolive Company                         8,369,855
                                                                                       ------------
                                                                                         11,123,251
                                                                                       ------------
Industrial Conglomerates - 3.0%
331,434                                 General Electric Company                         11,159,383
                                                                                       ------------
Integrated Oil & Gas - 1.5%
19,200                                  ConocoPhillips                                    1,342,272
68,275                                  ExxonMobil Corporation                            4,338,194
                                                                                       ------------
                                                                                          5,680,466
                                                                                       ------------
Integrated Telecommunication Services - 1.1%
34,025                                  Alltel Corporation                                2,215,368
72,950                                  Sprint Nextel Corporation                         1,734,751
                                                                                       ------------
                                                                                          3,950,119
                                                                                       ------------
Internet Retail - 0.3%
50,575                                  Expedia, Inc.*                                    1,001,891
                                                                                       ------------
Internet Software & Services - 1.1%
6,325                                   Google, Inc. Class A*                             2,001,610
61,275                                  Yahoo!, Inc.*                                     2,073,546
                                                                                       ------------
                                                                                          4,075,156
                                                                                       ------------
Investment Banking & Brokerage - 1.4%
28,150                                  Goldman Sachs Group, Inc.                         3,422,477
30,675                                  Morgan Stanley                                    1,654,610
                                                                                       ------------
                                                                                          5,077,087
                                                                                       ------------
Leisure Facilities - 0.5%
44,614                                  Royal Caribbean Cruises Limited                   1,927,325
                                                                                       ------------
Life & Health Insurance - 0.0%
459                                     Aflac, Inc.                                          20,793
                                                                                       ------------
Managed Healthcare - 0.6%
24,000                                  Aetna, Inc.                                       2,067,360
                                                                                       ------------
Movies & Entertainment - 5.3%
68,500                                  DreamWorks Animation SKG, Inc.*                   1,894,710
42,200                                  Pixar, Inc.*                                      1,878,322
422,700                                 Time Warner, Inc.                                 7,655,097
116,271                                 Viacom, Inc. Class B                              3,838,106
176,125                                 Walt Disney Company                               4,249,896
                                                                                       ------------
                                                                                         19,516,131
                                                                                       ------------
Multi-Line Insurance - 0.4%
25,049                                  American International Group, Inc.                1,552,036
                                                                                       ------------
Other Diversified Financial Services - 0.8%
82,425                                  JPMorgan Chase & Company                          2,796,680
                                                                                       ------------
Personal Products - 1.8%
116,125                                 Gillette Company                                  6,758,475
                                                                                       ------------
Pharmaceuticals - 6.8%
62,175                                  Abbott Laboratories                               2,636,220
26,700                                  Eli Lilly and Company                             1,428,984
118,700                                 Johnson & Johnson                                 7,511,336
138,400                                 MGI Pharma, Inc.*                                 3,226,104
142,644                                 Pfizer, Inc.                                      3,561,821
149,975                                 Wyeth                                             6,939,343
                                                                                       ------------
                                                                                         25,303,808
                                                                                       ------------
Property & Casualty Insurance - 1.2%
77,150                                  Allstate Corporation                              4,265,624
                                                                                       ------------
Railroads - 1.8%
93,050                                  Union Pacific Corporation                         6,671,685
                                                                                       ------------
Semiconductor Equipment - 1.0%
26,625                                  KLA-Tencor Corporation                            1,298,235
76,350                                  Lam Research Corporation*                         2,326,385
                                                                                       ------------
                                                                                          3,624,620
                                                                                       ------------
Semiconductors - 6.9%
80,100                                  Broadcom Corporation*                             3,757,491
113,259                                 Intel Corporation                                 2,791,834
198,800                                 Linear Technology Corporation                     7,472,892
177,825                                 Maxim Integrated Products, Inc.                   7,584,236
135,725                                 Xilinx, Inc.                                      3,779,941
                                                                                       ------------
                                                                                         25,386,394
                                                                                       ------------
Soft Drinks - 1.5%
129,625                                 Coca-Cola Company                                 5,598,504
                                                                                       ------------
Specialty Chemicals - 1.3%
76,300                                  Sigma-Aldrich Corporation                         4,887,778
                                                                                       ------------
Specialty Stores - 1.4%
34,025                                  Office Depot, Inc.*                               1,010,543
44,525                                  PetSmart, Inc.                                      969,755
85,475                                  Tiffany & Company                                 3,399,341
                                                                                       ------------
                                                                                          5,379,639
                                                                                       ------------
Steel - 0.5%
32,725                                  Nucor Corporation                                 1,930,448
                                                                                       ------------
Systems Software - 7.4%
138,475                                 Adobe Systems, Inc.                               4,133,479
701,376                                 Microsoft Corporation                            18,046,404
108,200                                 Oracle Corporation*                               1,340,598
170,825                                 Symantec Corporation*                             3,870,895
                                                                                       ------------
                                                                                         27,391,376
                                                                                       ------------
Thrifts & Mortgage Finance - 0.9%
81,350                                  The PMI Group, Inc.                               3,243,425
                                                                                       ------------
Trading Companies & Distributors - 1.0%
55,675                                  W.W. Grainger, Inc.                               3,503,071
                                                                                       ------------

Total Common Stocks (Domestic)                                                          335,054,934
(Cost - $316,019,350)                                                                  ------------

Common Stocks (Foreign) - 4.4%
Application Software - 1.0%
86,475                                  SAP AG Sponsored ADR (GE)                         3,746,962
                                                                                       ------------
Auto Parts & Equipment - 0.3%
21,625                                  Autoliv, Inc. (SW)                                  940,688
                                                                                       ------------
IT Consulting & Other Services - 1.5%
224,400                                 Accenture Limited Class A (BD)*                   5,713,224
                                                                                       ------------
Semiconductor Equipment - 1.0%
226,900                                 ASM Lithography Holding NV NY Shares (NE)*        3,746,119
                                                                                       ------------
Semiconductors - 0.6%
60,475                                  ATI Technologies, Inc. (CA)*                        843,022
29,200                                  Marvell Technology Group Limited (BD)*            1,346,412
                                                                                       ------------
                                                                                          2,189,434
                                                                                       ------------

Total Common Stocks (Foreign)                                                            16,336,427
(Cost - $15,867,240)                                                                   ------------

Principal Amount                                                                       Amortized Cost
---------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 5.8%
Other Diversified Financial Services - 4.2%
$15,400,000                             Morgan Stanley 3.91% 10/3/05                    $15,396,655
                                                                                       ------------
Special Purpose Entity - 1.6%
6,000,000                               CAFCO LLC 3.86% 10/3/05~                          5,998,713
                                                                                       ------------

Total Corporate Short-Term Notes                                                         21,395,368
(Amortized Cost - $21,395,368)                                                         ------------


Total Investments - 100.8%                                                              372,786,729
(Total Cost - $353,281,958)
Other Assets and Liabilities - (0.8%)                                                   (2,842,847)
                                                                                       ------------
Net Assets - 100.0%                                                                    $369,943,882
                                                                                       =============

NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

~ Security was acquired pursuant to Section 4(2) of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities amounted to $5,998,713, or 1.6%, of the Fund's net assets as of September 30, 2005.

ADR - American Depositary Receipt
SPDR - Standard and Poor's Depositary Receipt
BD-Bermuda
CA-Canada
GE-Germany
NE-Netherlands
SW-Sweden

Federal Tax Information
-----------------------
At September 30, 2005, the federal tax cost of the Fund's investments was $355,895,828. The gross tax appreciation was $23,996,554 and the gross tax depreciation was $7,105,653, resulting in net tax appreciation of $16,890,901.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

                   Dreyfus Founders International Equity Fund
                            Statement of Investments
                         September 30, 2005 (unaudited)


Shares                                                                                   Market Value
-----------------------------------------------------------------------------------------------------
Common Stocks (Foreign) - 98.2%
Aerospace & Defense - 0.7%
47,400                                    BAE Systems PLC (UK)                               $287,158
                                                                                        -------------
Apparel, Accessories & Luxury Goods - 2.3%
14,500                                    Compagnie Financiere Richemont AG (SZ)              574,019
8,800                                     Gildan Activewear, Inc. (CA)*                       335,422
                                                                                        -------------
                                                                                              909,441
                                                                                        -------------
Application Software - 1.4%
53,600                                    Sage Group PLC (UK)                                 217,898
1,900                                     SAP AG (GE)                                         328,807
                                                                                        -------------
                                                                                              546,705
                                                                                        -------------
Automobile Manufacturers - 4.0%
11,000                                    Honda Motor Company Limited (JA)                    622,093
99,000                                    Mazda Motor Corporation (JA)                        434,302
5,400                                     Renault SA (FR)                                     511,381
                                                                                        -------------
                                                                                            1,567,776
                                                                                        -------------
Brewers - 2.8%
13,200                                    InBev NV (BE)                                       522,067
9,900                                     Orkla ASA (NW)                                      375,504
10,400                                    SABMiller PLC (UK)                                  201,580
                                                                                        -------------
                                                                                            1,099,151
                                                                                        -------------
Broadcasting & Cable TV - 1.7%
10,200                                    Gestevision Telecinco SA (SP)                       213,292
16,100                                    Mediaset SPA (IT)                                   190,487
101                                       TV Asahi Corporation (JA)                           257,126
                                                                                        -------------
                                                                                              660,905
                                                                                        -------------
Communications Equipment - 3.9%
29,300                                    Nokia Oyj (FI)                                      490,857
61,500                                    Nortel Networks Corporation (CA)*                   201,561
2,400                                     Research In Motion Limited (CA)*                    163,716
188,900                                   Telefonaktiebolaget LM Ericsson (SW)                689,416
                                                                                        -------------
                                                                                            1,545,550
                                                                                        -------------
Computer & Electronics Retail - 1.2%
6,200                                     Yamada Denki (JA)                                   471,335
                                                                                        -------------
Computer Hardware - 0.8%
45,000                                    Fujitsu Limited (JA)                                296,512
                                                                                        -------------
Computer Storage & Peripherals - 0.6%
6,200                                     Logitech International SA (SZ)*                     250,711
                                                                                        -------------
Construction & Engineering - 0.8%
11,100                                    ACS, Actividades de Construccion y
                                          Servicios SA (SP)                                   323,489
                                                                                        -------------
Construction Materials - 0.6%
20,000                                    Rinker Group Limited (AU)                           252,879
                                                                                        -------------
Construction, Farm Machinery & Heavy Trucks - 1.6%
15,000                                    Volvo AB Class B (SW)                               652,872
                                                                                        -------------
Consumer Electronics - 0.5%
12,000                                    Matsushita Electric Industrial
                                          Company Limited (JA)                                203,277
                                                                                        -------------
Consumer Finance - 0.7%
3,200                                     Sanyo Shinpan Finance Company Limited (JA)          259,901
                                                                                        -------------
Distillers & Vintners - 1.4%
24,800                                    Davide Campari - Milano SPA (IT)                    185,978
26,400                                    Diageo PLC (UK)                                     379,471
                                                                                        -------------
                                                                                              565,449
                                                                                        -------------
Diversified Banks - 5.3%
87,100                                    Banca Intesa SPA (IT)                               405,877
15,400                                    Banco Santander Central Hispano SA (SP)             202,286
19,919                                    Barclays PLC (UK)                                   201,298
5,907                                     BNP Paribas SA (FR)                                 449,006
11,600                                    HBOS PLC (UK)                                       174,614
4,100                                     Societe Generale (FR)                               467,846
9,600                                     Standard Chartered PLC (UK)                         207,069
                                                                                        -------------
                                                                                            2,107,996
                                                                                        -------------
Diversified Capital Markets - 2.0%
13,600                                    Credit Suisse Group (SZ)                            601,947
2,470                                     UBS AG (SZ)                                         209,872
                                                                                        -------------
                                                                                              811,819
                                                                                        -------------
Diversified Chemicals - 1.3%
6,600                                     BASF AG (GE)                                        496,527
                                                                                        -------------
Diversified Metals & Mining - 3.8%
44,200                                    BHP Billiton Limited (AU)                           749,981
29,500                                    Xstrata PLC (UK)                                    764,295
                                                                                        -------------
                                                                                            1,514,276
                                                                                        -------------
Electric Utilities - 2.4%
5,100                                     E.ON AG (GE)                                        469,487
11,600                                    Fortum Oyj (FI)                                     232,809
56,200                                    International Power PLC (UK)                        246,309
                                                                                        -------------
                                                                                              948,605
                                                                                        -------------
Electrical Components & Equipment - 1.8%
2,500                                     Schneider Electric SA (FR)                          197,392
38,000                                    Sumitomo Electric Industries Limited (JA)           512,156
                                                                                        -------------
                                                                                              709,548
                                                                                        -------------
Electronic Equipment Manufacturers - 1.3%
3,900                                     Hoya Corporation (JA)                               129,519
11,700                                    Hoya Corporation New Shares (JA)*^                  397,833
                                                                                        -------------
                                                                                              527,352
                                                                                        -------------
Food Retail - 1.1%
78,000                                    Tesco PLC (UK)                                      425,767
                                                                                        -------------
Industrial Conglomerates - 0.5%
27,000                                    Keppel Corporation Limited (SG)                     202,648
                                                                                        -------------
Integrated Oil & Gas - 6.8%
59,719                                    BP PLC (UK)                                         709,361
7,300                                     Husky Energy, Inc. (CA)                             405,472
17,900                                    Repsol YPF SA (SP)                                  579,959
7,400                                     Royal Dutch Shell PLC Class A (NE)                  244,295
2,758                                     Total SA (FR)                                       752,724
                                                                                        -------------
                                                                                            2,691,811
                                                                                        -------------
Integrated Telecommunication Services - 3.6%
94,100                                    BT Group PLC (UK)                                   368,849
11,200                                    Deutsche Telekom AG (GE)                            203,783
6,500                                     France Telecom (FR)                                 186,540
16,300                                    Telus Corporation (CA)                              680,183
                                                                                        -------------
                                                                                            1,439,355
                                                                                        -------------
Life & Health Insurance - 1.1%
70,500                                    Friends Provident PLC (UK)                          232,513
87,900                                    Old Mutual PLC (UK)                                 215,099
                                                                                        -------------
                                                                                              447,612
                                                                                        -------------
Marine - 1.8%
50                                        AP Moller-Maersk AS (DE)                            510,525
29,000                                    Kawasaki Kisen Kaisha Limited (JA)                  209,223
                                                                                        -------------
                                                                                              719,748
                                                                                        -------------
Movies & Entertainment - 1.6%
19,200                                    Vivendi Universal SA (FR)                           626,694
                                                                                        -------------
Multi-Line Insurance - 1.4%
16,200                                    Aviva PLC (UK)                                      177,857
3,900                                     Baloise Holding Limited (SZ)                        195,813
1,100                                     Zurich Financial Services AG (SZ)                   187,355
                                                                                        -------------
                                                                                              561,025
                                                                                        -------------
Office Electronics - 1.6%
12,000                                    Canon, Inc. (JA)                                    647,992
                                                                                        -------------
Oil & Gas Exploration & Production - 2.1%
12,200                                    Eni SPA (IT)                                        362,291
2,200                                     Norsk Hydro ASA (NW)                                246,138
67,800                                    Oil Search Limited (AU)                             200,096
                                                                                        -------------
                                                                                              808,525
                                                                                        -------------
Other Diversified Financial Services - 2.5%
24,900                                    ING Groep NV (NE)                                   741,524
6,600                                     Sun Life Financial, Inc. (CA)                       247,819
                                                                                        -------------
                                                                                              989,343
                                                                                        -------------
Packaged Foods & Meats - 1.0%
1,390                                     Nestle SA (SZ)                                      406,929
                                                                                        -------------
Pharmaceuticals - 12.6%
19,700                                    AstraZeneca Group PLC (UK)                          915,511
11,400                                    Eisai Company Limited (JA)                          487,051
2,500                                     Merck KGaA (GE)                                     210,011
12,159                                    Novartis AG (SZ)                                    616,591
7,200                                     Novo Nordisk AS Class B (DE)                        355,982
7,000                                     Ono Pharmaceuticals Company Limited (JA)            326,198
1,400                                     Roche Holding AG (SZ)                               194,438
7,900                                     Sanofi-Aventis (FR)                                 652,716
9,500                                     Santen Pharmaceutical Company Limited (JA)          246,036
3,000                                     Schering AG (GE)                                    190,109
19,200                                    Shire Pharmaceuticals Group PLC (UK)                233,481
9,900                                     Takeda Pharmaceuticals Company Limited (JA)         589,535
                                                                                        -------------
                                                                                            5,017,659
                                                                                        -------------
Precious Metals & Minerals - 0.9%
16,900                                    ThyssenKrupp AG (GE)                                353,395
                                                                                        -------------
Railroads - 1.0%
5,500                                     Canadian National Railway Company (CA)              390,323
                                                                                        -------------
Soft Drinks - 0.9%
12,900                                    Coca-Cola Hellenic Bottling Company SA (GR)         373,931
                                                                                        -------------
Steel - 1.8%
29,800                                    Bluescope Steel Limited (AU)                        217,256
14,900                                    JFE Holdings, Inc. (JA)                             484,329
                                                                                        -------------
                                                                                              701,585
                                                                                        -------------
Tires & Rubber - 2.2%
8,000                                     Continental AG (GE)                                 656,460
19,000                                    Sumitomo Rubber Industries Limited (JA)             225,784
                                                                                        -------------
                                                                                              882,244
                                                                                        -------------
Tobacco - 1.5%
27,300                                    British American Tobacco PLC (UK)                   573,444
                                                                                        -------------
Trading Companies & Distributors - 3.2%
46,000                                    Mitsubishi Corporation (JA)                         907,681
28,000                                    Mitsui & Company Limited (JA)                       350,493
                                                                                        -------------
                                                                                            1,258,174
                                                                                        -------------
Wireless Telecommunication Services - 6.1%
7,000                                     Bouygues SA (FR)                                    325,309
138,900                                   China Mobile (Hong Kong) Limited (HK)               680,408
549,175                                   Vodafone Group PLC (UK)                           1,428,630
                                                                                        -------------
                                                                                            2,434,347
                                                                                        -------------

Total Common Stocks (Foreign)                                                              38,961,785
(Cost - $28,221,653)                                                                    -------------

Preferred Stocks (Foreign) - 0.5%
Healthcare Equipment - 0.5%
1,500                                     Fresenius AG Preferred (GE)                         207,757
                                                                                        -------------

Total Preferred Stocks (Foreign)                                                              207,757
(Cost - $189,658)                                                                       -------------


Principal Amount                                                                         Amortized Cost
-------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 1.0%
Other Diversified Financial Services - 1.0%
$400,000                                  Morgan Stanley 3.91% 10/3/05                       $399,913
                                                                                        -------------

Total Corporate Short-Term Notes                                                              399,913
(Amortized Cost - $399,913)                                                             -------------


Total Investments - 99.7%                                                                  39,569,455
(Total Cost - $28,811,224)
Other Assets and Liabilities - 0.3%                                                           129,499
                                                                                        -------------
Net Assets - 100.0%                                                                       $39,698,954
                                                                                        =============

NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

Guide to Understanding Foreign Holdings
---------------------------------------
The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

AU Australia                              JA Japan
BD Bermuda                                KR South Korea
BE Belgium                                MA Malaysia
BR Brazil                                 NE Netherlands
CA Canada                                 NW Norway
CN China                                  PL Poland
DE Denmark                                SG Singapore
FI Finland                                SP Spain
FR France                                 SW Sweden
GE Germany                                SZ Switzerland
GR Greece                                 TH Thailand
HK Hong Kong                              TU Turkey
IN India                                  TW Taiwan
IT Italy                                  UK United Kingdom

Federal Tax Information
-----------------------
At September 30, 2005, the federal tax cost of the Fund's investments was $28,866,013. The gross tax appreciation was $10,795,981 and the gross tax depreciation was $92,539, resulting in net tax appreciation of $10,703,442.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

                      Dreyfus Founders Mid-Cap Growth Fund
                            Statement of Investments
                         September 30, 2005 (unaudited)


Shares                                                                            Market Value
----------------------------------------------------------------------------------------------
Common Stocks (Domestic) - 88.0%
Advertising - 2.4%
41,575                                   R.H. Donnelley Corporation*                $2,630,026
                                                                                  ------------
Airlines - 0.9%
90,000                                   AMR Corporation*                            1,006,200
                                                                                  ------------
Application Software - 2.3%
28,250                                   Autodesk, Inc.                              1,311,930
51,280                                   Blackboard, Inc.*                           1,282,513
                                                                                  ------------
                                                                                     2,594,443
                                                                                  ------------
Automotive Retail - 0.7%
20,500                                   Advance Auto Parts, Inc.*                     792,940
                                                                                  ------------
Biotechnology - 0.9%
20,000                                   Neurocrine Biosciences, Inc.*                 983,800
                                                                                  ------------
Building Products - 1.0%
24,500                                   American Standard Companies, Inc.           1,140,475
                                                                                  ------------
Casinos & Gaming - 2.2%
38,550                                   GTECH Holdings Corporation                  1,235,913
40,000                                   Scientific Games Corporation*               1,240,000
                                                                                  ------------
                                                                                     2,475,913
                                                                                  ------------
Communications Equipment - 1.1%
118,500                                  Avaya, Inc.*                                1,220,550
                                                                                  ------------
Computer Storage & Peripherals - 3.2%
73,600                                   SanDisk Corporation*                        3,551,200
                                                                                  ------------
Construction Materials - 2.7%
44,850                                   Lafarge North America, Inc.                 3,032,309
                                                                                  ------------
Consumer Electronics - 3.1%
33,025                                   Harman International Industries, Inc.       3,377,467
                                                                                  ------------
Department Stores - 1.4%
30,950                                   Kohl's Corporation*                         1,553,071
                                                                                  ------------
Diversified Commercial & Professional Services - 0.7%
29,500                                   ARAMARK Corporation Class B                   787,945
                                                                                  ------------
Electrical Components & Equipment - 4.2%
49,675                                   Genlyte Group, Inc.*                        2,388,374
65,450                                   Thomas and Betts Corporation*               2,252,135
                                                                                  ------------
                                                                                     4,640,509
                                                                                  ------------
Electronic Equipment Manufacturers - 1.6%
52,500                                   Agilent Technologies, Inc.*                 1,719,375
                                                                                  ------------
Exchange Traded Funds - 1.0%
34,400                                   Health Care Select Sector                   1,078,440
                                                                                  ------------
Healthcare Distributors - 2.0%
51,875                                   Henry Schein, Inc.*                         2,210,913
                                                                                  ------------
Healthcare Equipment - 6.5%
124,675                                  PerkinElmer, Inc.                           2,539,630
49,000                                   Varian Medical Systems, Inc.*               1,935,990
65,850                                   Waters Corporation*                         2,739,360
                                                                                  ------------
                                                                                     7,214,980
                                                                                  ------------
Healthcare Services - 4.1%
16,250                                   IDEXX Laboratories, Inc.*                   1,086,800
61,700                                   Omnicare, Inc.                              3,469,391
                                                                                  ------------
                                                                                     4,556,191
                                                                                  ------------
Healthcare Supplies - 2.0%
30,800                                   Dade Behring Holdings, Inc.*                1,129,128
21,000                                   DENTSPLY International, Inc.                1,134,420
                                                                                  ------------
                                                                                     2,263,548
                                                                                  ------------
Home Furnishings - 1.3%
17,475                                   Mohawk Industries, Inc.*                    1,402,369
                                                                                  ------------
Homefurnishing Retail - 1.2%
33,975                                   Bed Bath & Beyond, Inc.*                    1,365,116
                                                                                  ------------
Independent Power Producers & Energy Traders - 1.6%
15,500                                   TXU Corporation                             1,749,640
                                                                                  ------------
Managed Healthcare - 1.2%
15,350                                   Coventry Health Care, Inc.*                 1,320,407
                                                                                  ------------
Metal & Glass Containers - 3.4%
102,575                                  Ball Corporation                            3,768,606
                                                                                  ------------
Oil & Gas Drilling - 2.2%
67,400                                   Patterson-UTI Energy, Inc.                  2,431,792
                                                                                  ------------
Oil & Gas Equipment & Services - 3.6%
70,000                                   BJ Services Company                         2,519,300
14,150                                   FMC Technologies, Inc.*                       595,857
13,000                                   Weatherford International Limited*            892,580
                                                                                  ------------
                                                                                     4,007,737
                                                                                  ------------
Oil & Gas Exploration & Production - 2.1%
25,000                                   Bill Barrett Corporation*                     920,500
29,300                                   Newfield Exploration Company*               1,438,630
                                                                                  ------------
                                                                                     2,359,130
                                                                                  ------------
Oil & Gas Refining & Marketing - 1.0%
10,000                                   Valero Energy Corporation                   1,130,600
                                                                                  ------------
Packaged Foods & Meats - 1.9%
26,225                                   Dean Foods Company*                         1,019,104
23,000                                   J. M. Smucker Company                       1,116,420
                                                                                  ------------
                                                                                     2,135,524
                                                                                  ------------
Pharmaceuticals - 4.3%
82,675                                   Angiotech Pharmaceuticals, Inc.*            1,159,104
32,750                                   Covance, Inc.*                              1,571,673
95,125                                   Theravance, Inc.*                           2,001,430
                                                                                  ------------
                                                                                     4,732,207
                                                                                  ------------
Real Estate Management & Development - 2.2%
50,125                                   CB Richard Ellis Group, Inc.*               2,466,150
                                                                                  ------------
Semiconductor Equipment - 1.3%
45,250                                   Lam Research Corporation*                   1,378,768
                                                                                  ------------
Semiconductors - 3.9%
29,000                                   Analog Devices, Inc.                        1,077,060
102,400                                  Freescale Semiconductor, Inc. Class B*      2,414,592
19,575                                   Maxim Integrated Products, Inc.               834,874
                                                                                  ------------
                                                                                     4,326,526
                                                                                  ------------
Specialized Finance - 1.5%
4,775                                    Chicago Mercantile Exchange                 1,610,608
                                                                                  ------------
Specialty Chemicals - 2.4%
41,100                                   Sigma-Aldrich Corporation                   2,632,866
                                                                                  ------------
Specialty Stores - 0.4%
22,000                                   PetSmart, Inc.                                479,160
                                                                                  ------------
Steel - 1.0%
19,350                                   Nucor Corporation                           1,141,457
                                                                                  ------------
Thrifts & Mortgage Finance - 1.0%
27,000                                   The PMI Group, Inc.                         1,076,490
                                                                                  ------------
Trading Companies & Distributors - 1.1%
18,750                                   W.W. Grainger, Inc.                         1,179,750
                                                                                  ------------
Trucking - 1.6%
93,100                                   J.B. Hunt Transport Services, Inc.          1,769,831
                                                                                  ------------
Wireless Telecommunication Services - 3.8%
168,050                                  American Tower Corporation*                 4,192,848
                                                                                  ------------

Total Common Stocks (Domestic)                                                      97,487,877
(Cost - $86,807,542)                                                              ------------

Common Stocks (Foreign) - 7.0%
Auto Parts & Equipment - 1.0%
25,500                                   Autoliv, Inc. (SW)                          1,109,250
                                                                                  ------------
Healthcare Equipment - 2.7%
57,475                                   Mettler-Toledo International, Inc. (SZ)*    2,930,076
                                                                                  ------------
Investment Banking & Brokerage - 1.5%
65,150                                   Lazard Limited Class A (BD)                 1,648,295
                                                                                  ------------
Semiconductors - 1.8%
145,625                                  ATI Technologies, Inc. (CA)*                2,030,013
                                                                                  ------------

Total Common Stocks (Foreign)                                                        7,717,634
(Cost - $7,333,885)                                                               ------------


Principal Amount                                                                  Amortized Cost
------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 4.2%
Other Diversified Financial Services - 4.2%
$4,600,000                               Morgan Stanley 3.91% 10/3/05               $4,599,001
                                                                                  ------------

Total Corporate Short-Term Notes                                                     4,599,001
(Amortized Cost - $4,599,001)                                                     ------------


Total Investments - 99.2%                                                          109,804,512
(Total Cost - $98,740,428)
Other Assets and Liabilities - 0.8%                                                    894,171
                                                                                  ------------
Net Assets - 100.0%                                                               $110,698,683
                                                                                  ============

NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

BD-Bermuda
CA-Canada
SW-Sweden
SZ-Switzerland

Federal Tax Information
-----------------------
At September 30, 2005, the federal tax cost of the Fund's investments was $98,759,050. The gross tax appreciation was $11,578,445 and the gross tax depreciation was $532,983, resulting in net tax appreciation of $11,045,462.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

                       Dreyfus Founders Money Market Fund
                            Statement of Investments
                         September 30, 2005 (unaudited)

Principal Amount                                                                               Amortized Cost
-------------------------------------------------------------------------------------------------------------
U.S. Agency Discount Notes - 1.8%
$600,000                                 Federal Farm Credit Bank Discount Note 3.44% 3/17/06      $590,422
                                                                                                -----------

Total U.S. Agency Discount Notes                                                                    590,422
(Cost - $590,422)                                                                               -----------

Corporate Short-Term Notes - 98.0%
Agricultural Products - 4.8%
                                         Golden Peanut Company LLC:
1,185,000                                3.60% 10/11/05                                           1,183,815
400,000                                  3.62% 10/11/05                                             399,598
                                                                                                -----------
                                                                                                  1,583,413
                                                                                                -----------
Air Freight & Logistics - 4.3%
1,400,000                                United Parcel Service, Inc. 3.71% 11/1/05                1,395,527
                                                                                                -----------
Automobile Manufacturers - 4.1%
1,350,000                                Toyota Motor Credit Corporation 3.76% 11/2/05            1,345,488
                                                                                                -----------
Construction, Farm Machinery & Heavy Trucks - 3.0%
1,000,000                                Paccar Financial Corporation 3.80% 12/22/05                991,344
                                                                                                -----------
Consumer Electronics - 4.0%
1,300,000                                Sharp Electronics Corporation 3.79% 11/14/05             1,293,978
                                                                                                -----------
Diversified Chemicals - 4.6%
1,500,000                                E.I. du Pont de Nemours and Company 3.70% 10/14/05       1,497,996
                                                                                                -----------
Electronic Equipment Manufacturers - 4.5%
1,500,000                                Hitachi America Capital Limited 3.765% 12/9/05~          1,489,176
                                                                                                -----------
General Merchandise Stores - 3.1%
1,000,000                                Wal-Mart Stores, Inc. 3.65% 10/12/05~                      998,885
                                                                                                -----------
Healthcare Equipment - 3.4%
1,100,000                                Becton Dickinson & Company 3.73% 10/24/05                1,097,379
                                                                                                -----------
Household Appliances - 4.6%
                                         Stanley Works, Inc.:
800,000                                  3.58% 10/3/05~                                             799,841
700,000                                  3.76% 10/31/05~                                            697,807
                                                                                                -----------
                                                                                                  1,497,648
                                                                                                -----------
Household Products - 3.1%
1,000,000                                Procter & Gamble Company 3.55% 10/3/05~                    999,803
                                                                                                -----------
Industrial Conglomerates - 7.6%
1,400,000                                3M Company 3.54% 10/20/05                                1,397,385
                                         General Electric Capital Corporation:
100,000                                  3.65% 11/2/05                                               99,676
1,000,000                                3.90% 12/8/05                                              992,633
                                                                                                -----------
                                                                                                  2,489,694
                                                                                                -----------
Integrated Oil & Gas - 3.7%
1,197,000                                ChevronTexaco Corporation 3.58% 10/12/05                 1,195,691
                                                                                                -----------
Multi-Line Insurance - 6.8%
750,000                                  American Family Financial Services 3.96% 1/20/06           740,843
                                         American General Finance Corporation:
500,000                                  3.64% 10/17/05                                             499,191
1,000,000                                3.72% 10/6/05                                              999,483
                                                                                                -----------
                                                                                                  2,239,517
                                                                                                -----------
Other Diversified Financial Services - 4.3%
1,400,000                                Morgan Stanley 3.80% 10/27/05                            1,396,158
                                                                                                -----------
Packaged Foods & Meats - 2.4%
800,000                                  Hershey Foods Corporation 3.74% 11/14/05~                  796,343
                                                                                                -----------
Pharmaceuticals - 3.4%
1,100,000                                Merck & Company 3.72% 10/21/05                           1,097,727
                                                                                                -----------
Publishing - 4.3%
1,400,000                                Gannett Company 3.60% 10/5/05~                           1,399,440
                                                                                                -----------
Soft Drinks - 4.3%
1,400,000                                Pepsico, Inc. 3.68% 10/17/05~                            1,397,710
                                                                                                -----------
Special Purpose Entity - 17.7%
1,500,000                                CAFCO LLC 3.65% 10/13/05~                                1,498,175
803,000                                  Ciesco LLC 3.57% 10/4/05~                                  802,761
1,300,000                                Metlife Funding, Inc. 3.72% 12/1/05                      1,291,806
900,000                                  Nestle Capital Corporation 3.70% 10/19/05~                 898,335
1,300,000                                Prudential Funding 3.68% 10/18/05                        1,297,741
                                                                                                -----------
                                                                                                  5,788,818
                                                                                                -----------

Total Corporate Short-Term Notes                                                                 31,991,735
(Amortized Cost - $31,991,735)                                                                  -----------

Total Investments - 99.8%                                                                        32,582,157
(Total Cost - $32,582,157)
Other Assets and Liabilities - 0.2%                                                                  81,611
                                                                                                -----------
Net Assets - 100.0%                                                                             $32,663,768
                                                                                                ===========

NOTES TO STATEMENT OF INVESTMENTS

~ Security was acquired pursuant to Section 4(2) of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities amounted to $11,778,276, or 36.1%, of the Fund's net assets as of September 30, 2005.

Federal Tax Information
-----------------------
At September 30, 2005, the federal tax cost of the Fund's investments was $32,582,157.

Security Valuations
-------------------
The Company's board of directors has adopted a policy that requires that Money Market Fund use its best efforts, under normal circumstances, to maintain a constant net asset value of $1.00 per share using the amortized cost method. The amortized cost method involves valuing each security at its cost and thereafter accruing any discount or premium at a constant rate to maturity.

                         Dreyfus Founders Passport Fund
                            Statement of Investments
                         September 30, 2005 (unaudited)

Shares                                                                                      Market Value
--------------------------------------------------------------------------------------------------------
Common Stocks (Foreign) - 97.5%
Advertising - 0.0%
45,000                                    Clear Media Limited (HK)*                              $40,311
                                                                                            ------------
Airlines - 0.7%
79,600                                    Norwegian Air Shuttle ASA (NW)*                        768,469
                                                                                            ------------
Apparel Retail - 0.4%
151,500                                   Mulberry Group PLC (UK)*                               420,833
                                                                                            ------------
Apparel, Accessories & Luxury Goods - 0.8%
11,560                                    Gerry Weber International AG (GE)                      211,584
51,000                                    Mariella Burani SPA (IT)                               736,714
                                                                                            ------------
                                                                                                 948,298
                                                                                            ------------
Application Software - 0.6%
175,000                                   Global IP Sound AB (SW)*                               747,909
                                                                                            ------------
Auto Parts & Equipment - 0.5%
140,000                                   Kayaba Industry Company Limited (JA)                   580,867
                                                                                            ------------
Automobile Manufacturers - 0.9%
27,319                                    Pininfarina SPA (IT)                                   975,092
                                                                                            ------------
Broadcasting & Cable TV - 0.9%
500,000                                   Austar United Communications Limited (AU)*             463,281
141,000                                   P4 Radio Hele Norge ASA (NW)                           626,274
                                                                                            ------------
                                                                                               1,089,555
                                                                                            ------------
Closed End Funds - 1.7%
400,000                                   Babcock & Brown Infrastructure Group (AU)              552,124
85,000                                    Climate Exchange PLC (UK)*                             485,714
230,000                                   Trading Emissions PLC (UK)*                            523,280
500,000                                   Viridis Clean Energy Group (AU)*                       415,618
                                                                                            ------------
                                                                                               1,976,736
                                                                                            ------------
Coal & Consumable Fuel - 1.3%
417,325                                   Ceres Power Holdings PLC (UK)*                       1,121,478
57,500                                    D1 Oils PLC (UK)*                                      377,249
                                                                                            ------------
                                                                                               1,498,727
                                                                                            ------------
Commodity Chemicals - 0.3%
400,000                                   Aromatics (Thailand) Public Company Limited
                                          Foreign Shares (TH)#                                   375,198
                                                                                            ------------
Communications Equipment - 1.7%
50,000                                    Eltek ASA (NW)*                                        831,858
101,700                                   Sierra Wireless, Inc. (CA)*                          1,159,161
                                                                                            ------------
                                                                                               1,991,019
                                                                                            ------------
Computer & Electronics Retail - 0.5%
225                                       Geo Company Limited (JA)                               574,789
                                                                                            ------------
Construction & Engineering - 7.0%
1,043,700                                 Advanced Holdings Limited (SG)                         499,614
20,000                                    Akka Technologies (FR)*                                785,963
50,000                                    Bharat Earth Movers Limited (IN)                     1,056,478
37,000                                    Chiyoda Corporation (JA)                               681,202
5,694                                     Entrepose Contracting (FR)*                            248,329
125,000                                   Meisei Industrial Company Limited (JA)                 657,373
327,000                                   Penta-Ocean Construction Company Limited (JA)*         581,871
50,000                                    Samsung Engineering Company Limited (KR)             1,051,749
42,790                                    Taewoong Company Limited (KR)                          592,540
150,000                                   Toyo Engineering Corporation (JA)                      840,381
130,000                                   WorleyParsons Limited (AU)                           1,015,176
                                                                                            ------------
                                                                                               8,010,676
                                                                                            ------------
Construction Materials - 0.5%
110,000                                   Akcansa Cimento AS (TU)                                592,276
                                                                                            ------------
Construction, Farm Machinery & Heavy Trucks - 2.1%
10,800                                    Aker Yards AS (NW)                                     579,431
120,000                                   Tadano Limited (JA)                                    937,632
15,200                                    Takeuchi Manufacturing Company Limited (JA)            949,331
                                                                                            ------------
                                                                                               2,466,394
                                                                                            ------------
Consumer Finance - 0.4%
75,000                                    Finans Finansal Kiralama AS (TU)                       389,900
13,000                                    Magma Leasing Limited (IN)                              39,084
                                                                                            ------------
                                                                                                 428,984
                                                                                            ------------
Diversified Commercial & Professional Services - 6.4%
20,000                                    ADLPartner (FR)*                                       690,782
233,475                                   Ashtead Group PLC (UK)*                                570,305
145,000                                   Blom ASA (NW)*                                         810,031
23,751                                    Eurofins Scientific (FR)*                            1,002,731
30,000                                    Hanjin Transportation Company Limited (KR)             786,296
63,800                                    Intrum Justitia AB (SW)*                               573,889
25,000                                    Ramirent Oyj (FI)                                      596,383
35,000                                    Sixt AG (GE)                                           963,226
150,000                                   Spice Holdings PLC (UK)                                608,466
22,275                                    Tele Atlas BV (NE)*                                    766,950
                                                                                            ------------
                                                                                               7,369,059
                                                                                            ------------
Diversified Metals & Mining - 7.1%
395,200                                   Baffinland Iron Mines Corporation (CA)*                526,933
1,580,000                                 International Ferro Metals 144A (AU)*+                 975,309
1,040,000                                 Jiangxi Copper Company Limited Class H (CN)            586,537
550,000                                   Kagara Zinc Limited (AU)*                              687,867
2,935,800                                 Lanna Resources Public Company Limited
                                          Foreign Shares (TH)#                                   879,774
40,100                                    Major Drilling Group International, Inc. (CA)*         584,684
1,000,000                                 Mount Gibson Iron Limited (AU)*                        659,651
540,800                                   Paladin Resources Limited (AU)*                      1,014,541
3,900                                     Sumitomo Titanium Corporation (JA)                     415,698
3,900                                     Sumitomo Titanium Corporation New Shares (JA)*         408,827
203,000                                   Toho Zinc Company Limited (JA)                         870,869
142,250                                   Western Canadian Coal Corporation (CA)*                599,591
                                                                                            ------------
                                                                                               8,210,281
                                                                                            ------------
Electric Utilities - 0.4%
25,000                                    Theolia (FR)*                                          420,322
                                                                                            ------------
Electrical Components & Equipment - 2.1%
99,900                                    Asian Electronics Limited (IN)                         563,422
27,543                                    Saft Groupe SA (FR)*                                   955,945
424,000                                   VRB Power Systems, Inc. 144A (CA)*+                    335,553
35,000                                    Wooree ETI Company Limited (KR)*                       618,831
                                                                                            ------------
                                                                                               2,473,751
                                                                                            ------------
Electronic Equipment Manufacturers - 2.1%
73,725                                    CSR PLC (UK)*                                          868,577
275,825                                   Gemplus International SA (FR)*                         762,405
75,000                                    Rotork PLC (UK)                                        788,360
23,016                                    Sino-American Silicon Products, Inc. (TW)               37,868
                                                                                            ------------
                                                                                               2,457,210
                                                                                            ------------
Environmental & Facilities Services - 1.5%
24,000                                    GPE Group Pizzorno Environnement (FR)*               1,124,865
5,725                                     Seche Environnement (FR)                               565,551
                                                                                            ------------
                                                                                               1,690,416
                                                                                            ------------
Exchange Traded Funds - 0.5%
84,200                                    Hang Sang Index Fund Class H (HK)                      575,813
                                                                                            ------------
Food Retail - 0.5%
22,750                                    Bim Birlesik Magazalar AS (TU)*                        570,228
                                                                                            ------------
Footwear - 1.6%
105,000                                   Asics Corporation (JA)                                 886,099
15,000                                    Tod's SPA (IT)                                         905,120
                                                                                            ------------
                                                                                               1,791,219
                                                                                            ------------
Gas Utilities - 0.9%
138,000                                   Shizuoka Gas Company Limited (JA)                    1,035,729
                                                                                            ------------
Gold - 2.1%
365,000                                   Bendigo Mining Limited (AU)*                           320,102
262,850                                   GRD Limited (AU)                                       563,264
650,000                                   Lihir Gold Limited (AU)*                               951,727
2,000,000                                 Zijin Mining Group Company Limited (HK)                638,100
                                                                                            ------------
                                                                                               2,473,193
                                                                                            ------------
Healthcare Equipment - 1.4%
20,000                                    Elekta AB Class B (SW)*                                915,633
75,000                                    PlasmaSelect AG (GE)*                                  665,184
                                                                                            ------------
                                                                                               1,580,817
                                                                                            ------------
Healthcare Facilities - 0.6%
96,950                                    Acibadem Saglik Hizmetleri ve Ticaret AS (TU)          655,214
                                                                                            ------------
Heavy Electrical Equipment - 1.3%
100,000                                   Areva T&D India Limited (IN)                           641,679
21,075                                    REpower Systems AG (GE)*                               873,798
                                                                                            ------------
                                                                                               1,515,477
                                                                                            ------------
Hypermarkets & Super Centers - 0.3%
250,000                                   Eurocash SA (PL)*                                      367,861
                                                                                            ------------
Independent Power Producers & Energy Traders - 1.2%
25,000                                    Actelios SPA (IT)*                                     504,747
250,000                                   Energy Developments Limited (AU)                       856,021
                                                                                            ------------
                                                                                               1,360,768
                                                                                            ------------
Industrial Machinery - 5.1%
100,000                                   Charter PLC (UK)*                                      714,286
10,000                                    Hyundai Elevator Company Limited (KR)*                 665,069
200,000                                   Japan Steel Works Limited (JA)                         743,481
130,000                                   Kinki Sharyo Company Limited (JA)                      523,344
35,000                                    Kurita Water Industries Limited (JA)                   635,130
10,000                                    Masterflex AG (GE)                                     437,327
75,000                                    Teikoku Electric Manufacturing Company Limited (JA)  1,256,607
60,000                                    Tomoe Engineering Company Limited (JA)                 935,518
                                                                                            ------------
                                                                                               5,910,762
                                                                                            ------------
Internet Retail - 0.8%
69,100                                    Submarino SA (BR)*                                     887,065
                                                                                            ------------
Internet Software & Services - 3.9%
235,000                                   Fast Search & Transfer ASA (NW)*                       885,967
148                                       Grupa Onet SA (PL)*                                      3,312
50                                        Kakaku.com, Inc. (JA)                                  176,180
100                                       Kakaku.com, Inc. New Shares (JA)*#                     317,125
250,000                                   Mamut ASA (NW)*                                        549,484
255,000                                   Opera Software ASA (NW)*                               887,417
17,000                                    Plantynet Company Limited (KR)*                      1,070,340
147,800                                   Thomson Intermedia PLC (UK)*                           625,608
                                                                                            ------------
                                                                                               4,515,433
                                                                                            ------------
Investment Banking & Brokerage - 2.6%
23                                        Fintech Global, Inc. (JA)                              230,973
78,000                                    Ichiyoshi Securities Company Limited (JA)              883,615
52,860                                    Kiwoom.com Securities Company Limited (KR)             937,144
238,260                                   Novestra AB (SW)                                       915,652
                                                                                            ------------
                                                                                               2,967,384
                                                                                            ------------
IT Consulting & Other Services - 2.0%
380,000                                   Northgate Information Solutions PLC (UK)*              541,182
135,000                                   SysOpen Digia Oyj (FI)*                                681,408
279                                       Terilogy Company Limited (JA)                        1,096,142
                                                                                            ------------
                                                                                               2,318,732
                                                                                            ------------
Leisure Facilities - 0.7%
302,975                                   Goals Soccer Centres PLC (UK)*                         801,521
                                                                                            ------------
Managed Healthcare - 0.6%
61,171                                    Medicover Holding SA (SW)*                             702,099
                                                                                            ------------
Marine - 0.5%
44,000                                    Aker American Shipping ASA (NW)*                       520,484
                                                                                            ------------
Movies & Entertainment - 0.7%
52,230                                    Yedang Entertainment Company Limited (KR)*             750,791
                                                                                            ------------
Multi-Line Insurance - 0.5%
100,000                                   Ethniki General Insurance Company (GR)*                557,625
                                                                                            ------------
Multi-Utilities - 0.8%
8,000                                     Conergy AG (GE)*                                       903,738
                                                                                            ------------
Oil & Gas Drilling - 1.9%
23,200                                    Fred Olsen Energy ASA (NW)*                            733,012
49,600                                    Ocean Rig ASA (NW)*                                    569,693
3,600,000                                 SapuraCrest Petroleum Berhad (MA)                      897,851
                                                                                            ------------
                                                                                               2,200,556
                                                                                            ------------
Oil & Gas Equipment & Services - 5.9%
9,750                                     Aker Kvaerner ASA (NW)*                                574,440
57,200                                    APL AS (NW)*                                           654,802
20,000                                    Calfrac Well Services Limited (CA)                     680,430
160,000                                   Hamworthy KSE (UK)                                     917,954
15,000                                    PBG SA (PL)*                                           297,968
116,000                                   Sevan Marine ASA (NW)*                                 536,480
1,676,000                                 Shandong Molong Petroleum Machinery Company
                                          Limited (CN)                                           298,151
225,000                                   Shinko Plantech Company Limited (JA)                   923,626
62,000                                    Sinvest ASA (NW)*                                      605,654
56,000                                    Stolt Offshore SA (NW)*                                647,475
13,800                                    TGS Nopec Geophysical Company ASA (NW)*                591,886
                                                                                            ------------
                                                                                               6,728,866
                                                                                            ------------
Oil & Gas Exploration & Production - 0.7%
74,300                                    Innova Exploration Limited (CA)*                       524,095
15,000                                    Nuvista Energy Limited (CA)*                           249,032
                                                                                            ------------
                                                                                                 773,127
                                                                                            ------------
Oil & Gas Refining & Marketing - 1.0%
45,800                                    Grupa Lotos SA (PL)*                                   596,702
150,000                                   Singapore Petroleum Company Limited (SG)               523,019
                                                                                            ------------
                                                                                               1,119,721
                                                                                            ------------
Oil & Gas Storage & Transportation - 0.7%
175,700                                   Star Energy Group PLC (UK)*                            805,679
                                                                                            ------------
Other Diversified Financial Services - 0.4%
92,000                                    Indiabulls Financial Services Limited
                                          GDR 144A (IN)*+#                                       414,000
                                                                                            ------------
Packaged Foods & Meats - 0.2%
12,700                                    Atria Group PLC (FI)                                   263,738
                                                                                            ------------
Pharmaceuticals - 0.5%
15,000                                    Chong Kun Dang Pharmaceutical Corporation (KR)         527,552
                                                                                            ------------
Property & Casualty Insurance - 1.2%
75,000                                    Hyundai Marine & Fire Insurance Company Limited (KR)   743,891
50,000                                    LG Insurance Company Limited (KR)                      654,049
                                                                                            ------------
                                                                                               1,397,940
                                                                                            ------------
Real Estate Investment Trusts - 0.4%
150,000                                   Yapi Kredi Koray Gayrimenkul Yatirim
                                          Ortakligi AS (TU)*                                     405,496
                                                                                            ------------
Real Estate Management & Development - 8.2%
7,775                                     Alarko Gayrimenkul Yatirim Ortakligi AS (TU)           323,357
1,500                                     Ardepro Company Limited (JA)                           903,805
393                                       Arealink Company Limited (JA)                          706,237
111,300                                   Cyrela Brazil Realty SA (BR)                           913,277
500,000                                   Dawnay Day Carpathian PLC 144A (UK)*+                1,023,986
240,650                                   Expomedia Group PLC (UK)*                              551,755
25,275                                    Globe Trade Centre SA (PL)*                          1,115,723
2,000,000                                 Hopefluent Group Holdings Limited (CN)                 599,428
150                                       INTELLEX Company Limited (JA)                          380,550
150,000                                   Is Gayrimenkul Yatirim Ortakligi AS (TU)               291,868
116,000                                   Peet & Company Limited (AU)                            189,308
172                                       RISA Partners, Inc. (JA)*                              534,848
25,000                                    Vivacon AG (GE)                                        761,627
250,000                                   Wheelock Properties Limited (SG)                       561,433
650,000                                   Wing Tai Holdings Limited (SG)                         580,048
                                                                                            ------------
                                                                                               9,437,250
                                                                                            ------------
Regional Banks - 1.6%
25,000                                    Banco di Desio e della Brianza SPA (IT)                234,948
100,000                                   Denizbank AS (TU)                                      534,720
17,000                                    Musashino Bank Limited (JA)                          1,043,781
                                                                                            ------------
                                                                                               1,813,449
                                                                                            ------------
Semiconductor Equipment - 1.4%
16,000                                    Miraial Company Limited (JA)                           968,288
36,175                                    Silicon-On-Insulator Technologies (FR)*                611,684
                                                                                            ------------
                                                                                               1,579,972
                                                                                            ------------
Soft Drinks - 0.5%
70,625                                    Efes Sinai Yatirim Holding AS Class B (TU)*            550,733
                                                                                            ------------
Specialized Finance - 0.5%
350,000                                   SREI Infrastructure Finance Limited (IN)               573,712
                                                                                            ------------
Specialty Chemicals - 1.2%
400,000                                   Romag Holdings PLC (UK)                                776,014
65,000                                    Tokuyama Corporation (JA)                              636,716
                                                                                            ------------
                                                                                               1,412,730
                                                                                            ------------
Specialty Stores - 0.5%
73,600                                    Localiza Rent a Car SA (BR)*                           607,228
                                                                                            ------------
Steel - 1.0%
50,000                                    Sesa Goa Limited (IN)                                1,193,721
                                                                                            ------------
Thifts & Mortgage Finance - 0.5%
10,000                                    Interhyp AG (GE)*                                      618,916
                                                                                            ------------
Trading Companies & Distributors - 0.7%
35,000                                    Trusco Nakayama Corporation (JA)                       784,663
                                                                                            ------------

Total Common Stocks (Foreign)                                                                112,078,174
(Cost - $105,554,866)                                                                       ------------


Units                                                                                       Market Value
--------------------------------------------------------------------------------------------------------
Foreign Rights and Warrants - 0.1%
Integrated Telecommunication Services - 0.0%
600,000                                   Yangtze Telecom Corporation Warrants,
                                          expire 2005 (CN)*^#                                         $0
                                                                                            ------------
Publishing - 0.1%
204,677                                   Media Prima Berhad ICULS (MA)                           57,021
                                                                                            ------------

Total Foreign Rights and Warrants                                                                 57,021
(Cost - $53,933)                                                                            ------------



Principal Amount                                                                            Amortized Cost
----------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 7.8%
Other Diversified Financial Services - 5.2%
$6,000,000                                Morgan Stanley 3.91% 10/3/05                        $5,998,697
                                                                                            ------------
Special Purpose Entity - 2.6%
3,000,000                                 CAFCO LLC 3.86% 10/3/05~                             2,999,357
                                                                                            ------------

Total Corporate Short-Term Notes                                                               8,998,054
(Amortized Cost - $8,998,054)                                                               ------------


Total Investments - 105.4%                                                                   121,133,249
(Total Cost - $114,606,853)
Other Assets and Liabilities - (5.4%)                                                        (6,160,308)
                                                                                            ------------
Net Assets - 100.0%                                                                         $114,972,941
                                                                                            ============


NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

+ Security was acquired pursuant to Rule 144A and may be deemed to be restricted for resale. These securities amounted to $2,748,848, or 2.4%, of the Fund's net assest as of September 30, 2005.

~ Security was acquired pursuant to Section 4(2) of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities amounted to $2,999,357, or 2.6%, of the Fund's net assets as of September 30, 2005.

# Fair valued security.

GDR - Global Depositary Receipt
ICULS - Irredeemable Convertible Unsecured Loan Stock

^ Schedule of restricted and illiquid Securities:
                                                                      Value as %
                               Acquisition Date Acquisition Cost of Net Assets Value
                               ----------------  ----------------  -------------
Yangtze Telecom Corporation       3/8/2004
Warrants, expire 2005             $0                    $0            0.00%
                               ----------------  ----------------  -------------
                                  $0                    $0            0.00%
                               ================  ================  =============

The Fund may have registration rights for certain restricted securities, which may require that registration costs be borne by the Fund.

Guide to Understanding Foreign Holdings
---------------------------------------
The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

AU Australia                              JA Japan
BD Bermuda                                KR South Korea
BE Belgium                                MA Malaysia
BR Brazil                                 NE Netherlands
CA Canada                                 NW Norway
CN China                                  PL Poland
DE Denmark                                SG Singapore
FI Finland                                SP Spain
FR France                                 SW Sweden
GE Germany                                SZ Switzerland
GR Greece                                 TH Thailand
HK Hong Kong                              TU Turkey
IN India                                  TW Taiwan
IT Italy                                  UK United Kingdom

Federal Tax Information
-----------------------
At September 30, 2005, the federal tax cost of the Fund's investments was $114,743,494. The gross tax appreciation was $9,509,013 and the gross tax depreciation was $3,119,258, resulting in net tax appreciation of $6,389,755.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

                     Dreyfus Founders Worldwide Growth Fund
                            Statement of Investments
                         September 30, 2005 (unaudited)


Shares                                                                                 Market Value
---------------------------------------------------------------------------------------------------
Common Stocks (Domestic) - 45.0%
Airlines - 0.8%
57,675                                     AMR Corporation*                                $644,809
                                                                                       ------------
Apparel Retail - 0.5%
18,725                                     American Eagle Outfitters, Inc.                  440,599
                                                                                       ------------
Application Software - 0.8%
14,275                                     Autodesk, Inc.                                   662,931
                                                                                       ------------
Asset Management & Custody Banks - 0.5%
8,825                                      Northern Trust Corporation                       446,104
                                                                                       ------------
Biotechnology - 1.2%
5,325                                      Amgen, Inc.*                                     424,243
17,700                                     MedImmune, Inc.*                                 595,605
                                                                                       ------------
                                                                                          1,019,848
                                                                                       ------------
Broadcasting & Cable TV - 2.9%
55,100                                     Comcast Corporation Special Class A*           1,585,778
17,350                                     EchoStar Communications Corporation              513,040
7,300                                      XM Satellite Radio Holdings, Inc. Class A*       262,143
                                                                                       ------------
                                                                                          2,360,961
                                                                                       ------------
Communications Equipment - 0.6%
22,575                                     Motorola, Inc.                                   498,682
                                                                                       ------------
Computer & Electronics Retail - 0.5%
8,687                                      Best Buy Company, Inc.                           378,145
                                                                                       ------------
Computer Hardware - 2.3%
20,050                                     Apple Computer, Inc.*                          1,074,881
10,150                                     International Business Machines Corporation      814,233
                                                                                       ------------
                                                                                          1,889,114
                                                                                       ------------
Computer Storage & Peripherals - 1.2%
78,675                                     EMC Corporation*                               1,018,055
                                                                                       ------------
Consumer Electronics - 0.5%
3,900                                      Harman International Industries, Inc.            398,853
                                                                                       ------------
Data Processing & Outsourced Services - 0.5%
9,850                                      Automatic Data Processing, Inc.                  423,944
                                                                                       ------------
Department Stores - 0.4%
7,300                                      Kohl's Corporation*                              366,314
                                                                                       ------------
Food Retail - 1.5%
47,275                                     Safeway, Inc.                                  1,210,240
                                                                                       ------------
General Merchandise Stores - 0.5%
7,350                                      Target Corporation                               381,686
                                                                                       ------------
Healthcare Equipment - 0.3%
5,500                                      Varian Medical Systems, Inc.*                    217,305
                                                                                       ------------
Healthcare Services - 0.6%
8,575                                      Omnicare, Inc.                                   482,172
                                                                                       ------------
Home Improvement Retail - 0.7%
15,075                                     Home Depot, Inc.                                 574,961
                                                                                       ------------
Hotels, Resorts & Cruise Lines - 0.3%
4,075                                      Carnival Corporation                             203,669
                                                                                       ------------
Household Products - 2.6%
11,050                                     Clorox Company                                   613,717
29,425                                     Colgate-Palmolive Company                      1,553,346
                                                                                       ------------
                                                                                          2,167,063
                                                                                       ------------
Industrial Conglomerates - 1.2%
29,125                                     General Electric Company                         980,639
                                                                                       ------------
Integrated Oil & Gas - 1.4%
4,050                                      ConocoPhillips                                   283,136
13,950                                     ExxonMobil Corporation                           886,383
                                                                                       ------------
                                                                                          1,169,519
                                                                                       ------------
Integrated Telecommunication Services - 1.0%
6,925                                      Alltel Corporation                               450,887
16,000                                     Sprint Nextel Corporation                        380,480
                                                                                       ------------
                                                                                            831,367
                                                                                       ------------
Internet Retail - 0.3%
11,025                                     Expedia, Inc.*                                   218,405
                                                                                       ------------
Internet Software & Services - 0.5%
1,400                                      Google, Inc. Class A*                            443,044
                                                                                       ------------
Investment Banking & Brokerage - 0.6%
4,050                                      Goldman Sachs Group, Inc.                        492,399
                                                                                       ------------
Leisure Facilities - 0.5%
9,825                                      Royal Caribbean Cruises Limited                  424,440
                                                                                       ------------
Movies & Entertainment - 1.4%
15,075                                     DreamWorks Animation SKG, Inc.*                  416,975
9,450                                      Pixar, Inc.*                                     420,620
11,325                                     Walt Disney Company                              273,272
                                                                                       ------------
                                                                                          1,110,867
                                                                                       ------------
Other Diversified Financial Services - 0.7%
18,075                                     JPMorgan Chase & Company                         613,285
                                                                                       ------------
Personal Products - 1.1%
15,400                                     Gillette Company                                 896,280
                                                                                       ------------
Pharmaceuticals - 3.7%
5,425                                      Eli Lilly and Company                            290,346
13,175                                     Johnson & Johnson                                833,714
30,625                                     MGI Pharma, Inc.*                                713,869
14,931                                     Pfizer, Inc.                                     372,827
18,100                                     Wyeth                                            837,487
                                                                                       ------------
                                                                                          3,048,243
                                                                                       ------------
Railroads - 0.8%
9,375                                      Union Pacific Corporation                        672,188
                                                                                       ------------
Semiconductor Equipment - 0.6%
16,125                                     Lam Research Corporation*                        491,329
                                                                                       ------------
Semiconductors - 6.1%
8,825                                      Broadcom Corporation*                            413,981
16,900                                     Intel Corporation                                416,585
43,575                                     Linear Technology Corporation                  1,637,984
38,975                                     Maxim Integrated Products, Inc.                1,662,284
30,425                                     Xilinx, Inc.                                     847,336
                                                                                       ------------
                                                                                          4,978,170
                                                                                       ------------
Specialty Chemicals - 1.3%
16,750                                     Sigma-Aldrich Corporation                      1,073,005
                                                                                       ------------
Specialty Stores - 0.5%
7,375                                      Office Depot, Inc.*                              219,038
9,800                                      PetSmart, Inc.                                   213,444
                                                                                       ------------
                                                                                            432,482
                                                                                       ------------
Steel - 0.5%
7,225                                      Nucor Corporation                                426,203
                                                                                       ------------
Systems Software - 2.8%
56,275                                     Microsoft Corporation                          1,447,956
36,875                                     Symantec Corporation*                            835,588
                                                                                       ------------
                                                                                          2,283,544
                                                                                       ------------
Thrifts & Mortgage Finance - 0.8%
16,725                                     The PMI Group, Inc.                              666,826
                                                                                       ------------

Total Common Stocks (Domestic)                                                           37,037,690
(Cost - $33,516,515)                                                                   ------------

Common Stocks (Foreign) - 52.8%
Aerospace & Defense - 0.2%
30,300                                     BAE Systems PLC (UK)                             183,563
                                                                                       ------------
Apparel, Accessories & Luxury Goods - 1.2%
16,200                                     Compagnie Financiere Richemont AG (SZ)           641,318
9,800                                      Gildan Activewear, Inc. (CA)*                    373,538
                                                                                       ------------
                                                                                          1,014,856
                                                                                       ------------
Application Software - 0.7%
63,600                                     Sage Group PLC (UK)                              258,550
2,010                                      SAP AG (GE)                                      347,843
                                                                                       ------------
                                                                                            606,393
                                                                                       ------------
Automobile Manufacturers - 2.1%
12,100                                     Honda Motor Company Limited (JA)                 684,302
111,000                                    Mazda Motor Corporation (JA)                     486,945
5,800                                      Renault SA (FR)                                  549,261
                                                                                       ------------
                                                                                          1,720,508
                                                                                       ------------
Brewers - 1.4%
13,500                                     InBev NV (BE)                                    533,932
11,300                                     Orkla ASA (NW)                                   428,605
11,200                                     SABMiller PLC (UK)                               217,086
                                                                                       ------------
                                                                                          1,179,623
                                                                                       ------------
Broadcasting & Cable TV - 0.9%
11,500                                     Gestevision Telecinco SA (SP)                    240,476
16,000                                     Mediaset SPA (IT)                                189,304
118                                        TV Asahi Corporation (JA)                        300,405
                                                                                       ------------
                                                                                            730,185
                                                                                       ------------
Communications Equipment - 1.9%
29,300                                     Nokia Oyj (FI)                                   490,857
79,900                                     Nortel Networks Corporation (CA)*                261,866
2,400                                      Research In Motion Limited (CA)*                 163,716
176,800                                    Telefonaktiebolaget LM Ericsson (SW)             645,255
                                                                                       ------------
                                                                                          1,561,694
                                                                                       ------------
Computer & Electronics Retail - 0.6%
6,400                                      Yamada Denki (JA)                                486,540
                                                                                       ------------
Computer Hardware - 0.4%
55,000                                     Fujitsu Limited (JA)                             362,403
                                                                                       ------------
Computer Storage & Peripherals - 0.4%
8,200                                      Logitech International SA (SZ)*                  331,585
                                                                                       ------------
Construction Materials - 0.3%
22,200                                     Rinker Group Limited (AU)                        280,695
                                                                                       ------------
Construction, Farm Machinery & Heavy Trucks - 0.9%
16,800                                     Volvo AB Class B (SW)                            731,217
                                                                                       ------------
Consumer Electronics - 0.3%
12,000                                     Matsushita Electric Industrial
                                           Company Limited (JA)                             203,277
                                                                                       ------------
Consumer Finance - 0.3%
3,400                                      Sanyo Shinpan Finance Company Limited (JA)       276,145
                                                                                       ------------
Distillers & Vintners - 0.8%
28,300                                     Davide Campari - Milano SPA (IT)                 212,224
31,700                                     Diageo PLC (UK)                                  455,653
                                                                                       ------------
                                                                                            667,877
                                                                                       ------------
Diversified Banks - 2.8%
98,900                                     Banca Intesa SPA (IT)                            460,864
16,400                                     Banco Santander Central Hispano SA (SP)          215,421
28,071                                     Barclays PLC (UK)                                283,680
6,289                                      BNP Paribas SA (FR)                              478,043
8,700                                      HBOS PLC (UK)                                    130,960
4,600                                      Societe Generale (FR)                            524,901
10,800                                     Standard Chartered PLC (UK)                      232,952
                                                                                       ------------
                                                                                          2,326,821
                                                                                       ------------
Diversified Capital Markets - 1.1%
15,100                                     Credit Suisse Group (SZ)                         668,338
2,844                                      UBS AG (SZ)                                      241,650
                                                                                       ------------
                                                                                            909,988
                                                                                       ------------
Diversified Chemicals - 0.7%
7,400                                      BASF AG (GE)                                     556,712
                                                                                       ------------
Diversified Metals & Mining - 2.1%
49,500                                     BHP Billiton Limited (AU)                        839,911
33,100                                     Xstrata PLC (UK)                                 857,564
                                                                                       ------------
                                                                                          1,697,475
                                                                                       ------------
Electric Utilities - 1.3%
5,800                                      E.ON AG (GE)                                     533,926
9,600                                      Fortum Oyj (FI)                                  192,669
70,000                                     International Power PLC (UK)                     306,790
                                                                                       ------------
                                                                                          1,033,385
                                                                                       ------------
Electrical Components & Equipment - 0.9%
2,600                                      Schneider Electric SA (FR)                       205,288
42,100                                     Sumitomo Electric Industries Limited (JA)        567,415
                                                                                       ------------
                                                                                            772,703
                                                                                       ------------
Electronic Equipment Manufacturers - 0.7%
4,400                                      Hoya Corporation (JA)                            146,124
13,200                                     Hoya Corporation New Shares (JA)*                448,837
                                                                                       ------------
                                                                                            594,961
                                                                                       ------------
Food Retail - 0.6%
93,100                                     Tesco PLC (UK)                                   508,191
                                                                                       ------------
Industrial Conglomerates - 0.2%
23,900                                     Keppel Corporation Limited (SG)                  179,381
                                                                                       ------------
Integrated Oil & Gas - 3.0%
58,242                                     BP PLC (UK)                                      691,816
6,400                                      Husky Energy, Inc. (CA)                          355,482
13,900                                     Repsol YPF SA (SP)                               450,359
8,200                                      Royal Dutch Shell PLC Class A (NE)               270,705
2,620                                      Total SA (FR)                                    715,061
                                                                                       ------------
                                                                                          2,483,423
                                                                                       ------------
Integrated Telecommunication Services - 1.8%
101,500                                    BT Group PLC (UK)                                397,855
9,600                                      Deutsche Telekom AG (GE)                         174,671
4,600                                      France Telecom (FR)                              132,013
18,100                                     Telus Corporation (CA)                           755,295
                                                                                       ------------
                                                                                          1,459,834
                                                                                       ------------
IT Consulting & Other Services - 1.5%
49,300                                     Accenture Limited Class A (BD)*                1,255,178
                                                                                       ------------
Life & Health Insurance - 0.7%
84,900                                     Friends Provident PLC (UK)                       280,005
103,600                                    Old Mutual PLC (UK)                              253,519
                                                                                       ------------
                                                                                            533,524
                                                                                       ------------
Marine - 1.0%
51                                         AP Moller-Maersk AS (DE)                         520,735
35,000                                     Kawasaki Kisen Kaisha Limited (JA)               252,511
                                                                                       ------------
                                                                                            773,246
                                                                                       ------------
Movies & Entertainment - 0.8%
21,100                                     Vivendi Universal SA (FR)                        688,710
                                                                                       ------------
Multi-Line Insurance - 0.8%
16,800                                     Aviva PLC (UK)                                   184,444
4,900                                      Baloise Holding Limited (SZ)                     246,022
1,200                                      Zurich Financial Services AG (SZ)                204,387
                                                                                       ------------
                                                                                            634,853
                                                                                       ------------
Office Electronics - 0.9%
13,000                                     Canon, Inc. (JA)                                 701,991
                                                                                       ------------
Oil & Gas Exploration & Production - 1.1%
13,300                                     Eni SPA (IT)                                     394,956
2,600                                      Norsk Hydro ASA (NW)                             290,891
72,800                                     Oil Search Limited (AU)                          214,852
                                                                                       ------------
                                                                                            900,699
                                                                                       ------------
Other Diversified Financial Services - 1.4%
27,900                                     ING Groep NV (NE)                                830,864
7,900                                      Sun Life Financial, Inc. (CA)                    296,632
                                                                                       ------------
                                                                                          1,127,496
                                                                                       ------------
Packaged Foods & Meats - 0.5%
1,420                                      Nestle SA (SZ)                                   415,711
                                                                                       ------------
Pharmaceuticals - 6.7%
19,700                                     AstraZeneca Group PLC (UK)                       915,511
12,200                                     Eisai Company Limited (JA)                       521,230
2,600                                      Merck KGaA (GE)                                  218,411
11,088                                     Novartis AG (SZ)                                 562,280
10,000                                     Novo Nordisk AS Class B (DE)                     494,420
8,000                                      Ono Pharmaceuticals Company Limited (JA)         372,798
1,800                                      Roche Holding AG (SZ)                            249,992
8,400                                      Sanofi-Aventis (FR)                              694,027
12,000                                     Santen Pharmaceutical Company Limited (JA)       310,782
3,800                                      Schering AG (GE)                                 240,805
23,000                                     Shire Pharmaceuticals Group PLC (UK)             279,691
11,300                                     Takeda Pharmaceuticals Company Limited (JA)      672,903
                                                                                       ------------
                                                                                          5,532,850
                                                                                       ------------
Precious Metals & Minerals - 0.3%
12,400                                     ThyssenKrupp AG (GE)                             259,296
                                                                                       ------------
Semiconductor Equipment - 1.0%
50,875                                     ASM Lithography Holding NV NY Shares (NE)*       839,946
                                                                                       ------------
Semiconductors - 0.3%
5,900                                      Marvell Technology Group Limited (BD)*           272,049
                                                                                       ------------
Soft Drinks - 0.5%
14,700                                     Coca-Cola Hellenic Bottling Company SA (GR)      426,107
                                                                                       ------------
Steel - 0.9%
32,400                                     Bluescope Steel Limited (AU)                     236,211
16,300                                     JFE Holdings, Inc. (JA)                          529,836
                                                                                       ------------
                                                                                            766,047
                                                                                       ------------
Tires & Rubber - 1.2%
8,900                                      Continental AG (GE)                              730,311
20,000                                     Sumitomo Rubber Industries Limited (JA)          237,667
                                                                                       ------------
                                                                                            967,978
                                                                                       ------------
Tobacco - 0.7%
28,100                                     British American Tobacco PLC (UK)                590,249
                                                                                       ------------
Trading Companies & Distributors - 1.7%
51,000                                     Mitsubishi Corporation (JA)                    1,006,342
31,000                                     Mitsui & Company Limited (JA)                    388,046
                                                                                       ------------
                                                                                          1,394,388
                                                                                       ------------
Wireless Telecommunication Services - 3.2%
7,800                                      Bouygues SA (FR)                                 362,488
153,600                                    China Mobile (Hong Kong) Limited (HK)            752,417
596,575                                    Vodafone Group PLC (UK)                        1,551,937
                                                                                       ------------
                                                                                          2,666,842
                                                                                       ------------

Total Common Stocks (Foreign)                                                            43,606,595
(Cost - $32,487,593)                                                                   ------------

Preferred Stocks (Foreign) - 0.3%
Healthcare Equipment - 0.3%
2,000                                      Fresenius AG Preferred (GE)                      277,010
                                                                                       ------------

Total Preferred Stocks (Foreign)                                                            277,010
(Cost - $252,877)                                                                      ------------


Principal Amount                                                                       Amortized Cost
-----------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 3.2%
Other Diversified Financial Services - 3.2%
$2,600,000                                 Morgan Stanley 3.91% 10/3/05                  $2,599,435
                                                                                       ------------

Total Corporate Short-Term Notes                                                          2,599,435
(Amortized Cost - $2,599,435)                                                          ------------


Total Investments - 101.3%                                                               83,520,730
(Total Cost - $68,856,420)
Other Assets and Liabilities - (1.3%)                                                   (1,038,214)
                                                                                       ------------
Net Assets - 100.0%                                                                     $82,482,516
                                                                                       ============


NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

Guide to Understanding Foreign Holdings
---------------------------------------
The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

AU Australia                               JA Japan
BD Bermuda                                 KR South Korea
BE Belgium                                 MA Malaysia
BR Brazil                                  NE Netherlands
CA Canada                                  NW Norway
CN China                                   PL Poland
DE Denmark                                 SG Singapore
FI Finland                                 SP Spain
FR France                                  SW Sweden
GE Germany                                 SZ Switzerland
GR Greece                                  TH Thailand
HK Hong Kong                               TU Turkey
IN India                                   TW Taiwan
IT Italy                                   UK United Kingdom

Federal Tax Information
-----------------------
At September 30, 2005, the federal tax cost of the Fund's investments was $69,262,936. The gross tax appreciation was $14,712,753 and the gross tax depreciation was $454,959, resulting in net tax appreciation of $14,257,794.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

ITEM 2. CONTROLS AND PROCEDURES


(a) Based on an evaluation of the Disclosure Controls and Procedures of Dreyfus Founders Funds, Inc. (the "Funds") as of a date within 90 days of the filing date of this report, the Funds' Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") have concluded that the Funds' Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the Funds' management, including the Funds' PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended September 30, 2005, there has been no change in the Funds' internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds' internal control over financial reporting.


ITEM 3.  EXHIBITS

     Attached hereto as Exhibit EX-99.CERT

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FOUNDERS FUNDS, INC.

By:    /s/ Richard W. Sabo
       --------------------------
       Richard W. Sabo, President

Date:  November 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Richard W. Sabo
       --------------------------
       Richard W. Sabo, Principal Executive Officer

Date:  November 14, 2005

By:    /s/ Robert T. Kelly
       --------------------------
       Robert T. Kelly, Principal Financial Officer

Date:  November 14, 2005